UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUND INC.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Air Products & Chemicals, Inc.	869	79,948
Alcoa, Inc.	3,314	119,503
Allegheny Technologies, Inc.	412	29,400
Ball Corp.	397	18,238
Bemis Co.	406	10,325
Dow Chemical Co.	3,821	140,804
Du Pont EI de Nemours	3,660	171,142
Eastman Chemical Co.	328	20,484
Ecolab, Inc.	714	31,009
Freeport-McMoran Copper	1,558	149,911
Hercules, Inc.	462	8,450
International Paper Co.	1,741	47,355
Intl. Flavors & Fragrances	328	14,448
MeadWestvaco Corp.	708	19,272
Monsanto Co.	2,230	248,645
Newmont Mining Corp. Hldg. Co.	1,845	83,579
Nucor Corp.	1,172	79,391
Pactiv Corp.*	531	13,918
Peabody Energy Corp.	1,103	56,253
PPG Industries, Inc.	667	40,360
Praxair, Inc.	1,278	107,646
Rohm & Haas Co.	511	27,635
Sealed Air Corp.	658	16,615
Sigma-Aldrich Corp.	528	31,495
Titanium Metals Corporation	402	6,050
United States Steel Group	476	60,390
Vulcan Materials Co.	441	29,282
Weyerhaeuser Co.	853	55,479
		1,717,027
CONSUMER, CYCLICAL (8.4%)
Abercrombie & Fitch Co. Cl A	349	25,526
Amazon.com, Inc.*	1,255	89,482
Autonation, Inc.*	550	8,234
AutoZone, Inc.*	179	20,376
Bed Bath & Beyond, Inc.*	1,066	31,447
Best Buy Co., Inc.	1,434	59,454
Big Lots, Inc.*	366	8,162
Black & Decker Corp.	248	16,393
Brunswick Corp.	358	5,717
Carnival Corp.	1,777	71,933
Centex Corp.	498	12,057
Clear Channel Communications	2,026	59,200
Coach, Inc.*	1,432	43,175
Comcast Corp. Cl A	12,255	237,012
Covidien Limited*	2,030	89,828
D.R. Horton, Inc.	1,115	17,561
Darden Restaurants, Inc.	583	18,977

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Dillard’s, Inc. Cl A	231	3,976
DIRECTV Group, Inc.*	2,903	71,965
Disney (Walt) Co.	7,664	240,496
Eastman Kodak Co.	1,173	20,727
eBay, Inc.*	4,540	135,474
EW Scripps Co. Cl A	361	15,166
Family Dollar Stores, Inc.	568	11,076
Ford Motor Co.*	8,982	51,377
Fortune Brands, Inc.	627	43,577
Gamestop Corp.*	655	33,870
Gannett Co., Inc.	937	27,220
Gap, Inc.	1,851	36,428
General Motors Corp.	2,304	43,891
Genuine Parts Co.	673	27,068
Goodyear Tire & Rubber Co.*	978	25,232
Harley-Davidson, Inc.	971	36,413
Harman Intl. Inds	244	10,624
Hasbro, Inc.	580	16,182
Home Depot, Inc.	6,869	192,126
IAC Interactive Corp.*	735	15,259
International Game Technology	1,275	51,268
Interpublic Grp. of Cos., Inc.*	1,918	16,130
Johnson Controls, Inc.	2,417	81,695
Jones Apparel Group, Inc.	352	4,724
KB Home	310	7,666
Kohl’s Corp.*	1,277	54,771
Leggett & Platt	682	10,401
Lennar Corp.	566	10,646
Limited Brands, Inc.	1,265	21,632
Liz Claiborne, Inc.	402	7,296
Lowe’s Companies, Inc.	5,953	136,562
Macy’s Inc	1,762	40,632
Marriott International, Inc.	1,225	42,091
Mattel, Inc.	1,471	29,273
McDonald’s Corp.	4,687	261,394
McGraw-Hill Cos., Inc.	1,314	48,552
Meredith Corp.	155	5,929
New York Times Co. Cl A	585	11,045
Newell Rubbermaid, Inc.	1,129	25,820
News Corp, Inc.	9,364	175,575
NIKE, Inc. Cl B	1,555	105,740
Nordstrom, Inc.	729	23,765
Office Depot, Inc.*	1,111	12,277
OfficeMax, Inc.	309	5,914
Omnicom Group, Inc.	1,305	57,655
Penney (J.C.) Co., Inc.	902	34,014
Polo Ralph Lauren Corp.	241	14,048
Pulte Homes, Inc.	870	12,659
RadioShack Corp.	530	8,613
Sears Holding Corp.*	295	30,117
Sherwin-Williams Co.	415	21,182
Snap-On, Inc.	233	11,848
Stanley Works	319	15,191

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Staples, Inc.	2,853	63,080
Starbucks Corp.*	2,973	52,028
Target Corp.	3,332	168,866
Teradata Corp-W/I*	732	16,148
Tiffany & Co.	518	21,673
Time Warner, Inc.	14,556	204,075
TJX Companies, Inc.	1,779	58,832
Tyco International	1,974	86,955
V F Corp.	358	27,749
Washington Post Co. Cl B	20	13,230
Wendy’s International, Inc.	352	8,117
Whirlpool Corp.	308	26,728
Windstream Corp.	1,848	22,084
Wyndham Worldwide Corp	719	14,869
Yum! Brands, Inc.	1,935	72,001
		4,125,241
CONSUMER, NON-CYCLICAL (9.8%)
Altria Group, Inc.	8,581	190,498
Anheuser-Busch Cos., Inc.	2,911	138,127
Archer-Daniels-Midland Co.	2,619	107,798
Avon Products, Inc.	1,735	68,602
Brown-Forman Corp. Cl B	343	22,713
Campbell Soup Co.	896	30,419
Clorox Co.	565	32,002
Coca-Cola Co.	8,134	495,117
Coca-Cola Enterprises	1,170	28,314
Colgate-Palmolive Co.	2,075	161,663
ConAgra Foods, Inc.	1,984	47,517
Constellation Brands, Inc.Cl A*	790	13,959
Costco Wholesale Corp.	1,769	114,932
CVS Corp.	5,828	236,092
Dean Foods Co.*	616	12,375
Estee Lauder Co. Cl A	461	21,137
General Mills, Inc.	1,371	82,095
Heinz (H.J.) Co.	1,284	60,309
Hershey Food Corp.	685	25,804
Kellogg Co.	1,061	55,766
Kimberly Clark Corp.	1,712	110,510
Kraft Foods Inc.	6,241	193,533
Kroger Co.	2,738	69,545
McCormick & Co., Inc.	517	19,113
Molson Coors Brewing Co.	560	29,439
Pepsi Bottling Group, Inc.	558	18,922
PepsiCo, Inc.	6,519	470,672
Proctor & Gamble Co.	12,525	877,627
Reynolds American Inc	696	41,085
Safeway, Inc.	1,789	52,507
Sara Lee Corp.	2,899	40,528
Supervalu, Inc.	861	25,813
Sysco Corp.	2,459	71,360
Trane Inc	707	32,451

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Tyco Electronics*	1,984	68,091
Tyson Foods, Inc.	1,114	17,768
UST, Inc.	608	33,148
Wal-Mart Stores, Inc.	9,617	506,624
Walgreen Co.	4,035	153,693
Whole Foods Market, Inc.	564	18,595
Wrigley (Wm.) Jr. Co.	881	55,362
		4,851,625
ENERGY (12.5%)
Anadarko Petroleum	1,905	120,072
Apache Corp.	1,355	163,711
Ashland, Inc.	225	10,643
Baker Hughes, Inc.	1,259	86,242
BJ Services Co.	1,192	33,984
Chesapeake Energy Corp.	1,862	85,931
ChevronTexaco Corp.	8,452	721,463
ConocoPhillips	6,355	484,315
Consol Energy, Inc.	743	51,408
Devon Energy Corp.	1,809	188,733
Dynegy Inc. CL - A*	2,018	15,922
El Paso Corp.	2,852	47,457
Ensco International, Inc.	586	36,695
EOG Resources, Inc.	1,005	120,600
Exxon Mobil Corp.	21,774	1,841,585
Halliburton Co.	3,582	140,880
Hess Corp.	1,135	100,084
Integrys Energy Group Inc	311	14,505
Marathon Oil Corp.	2,885	131,556
Murphy Oil Corp.	772	63,412
Nabors Industries, Inc.*	1,145	38,667
National-Oilwell, Inc.*	1,453	84,826
Noble Corporation	1,093	54,289
Noble Energy, Inc.	699	50,887
Occidental Petroleum	3,351	245,193
Range Resources Corp.	610	38,705
Rowan Cos., Inc.	450	18,531
Schlumberger, Ltd.	4,875	424,125
Smith International, Inc.	817	52,476
Spectra Energy Corp.	2,574	58,559
Sunoco, Inc.	476	24,976
Tesoro Petroleum Corp.	560	16,800
Transocean Inc.*	1,293	174,814
Valero Energy Corp.	2,176	106,863
Weatherford Int’l., Ltd.*	1,381	100,081
Williams Cos., Inc.	2,381	78,525
XTO Energy, Inc.	2,077	128,483
		6,155,998

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (16.0%)
Ace, Ltd.	1,343	73,946
Aflac, Inc.	1,932	125,483
Allstate Corp.	2,281	109,625
Ambac Financial Group, Inc.	1,167	6,710
American Capital Strategies	794	27,123
American Express Co.	4,705	205,703
American Int’l. Group, Inc.	10,266	444,005
Ameriprise Financial, Inc.	924	47,909
Aon Corp.	1,243	49,969
Apartment Investment & Mgmt.Co	373	13,357
Assurant, Inc.	388	23,614
Avalonbay Communities	313	30,211
Bank of America Corp.	18,080	685,413
Bank of New York Mellon Corp	4,645	193,836
BB & T Corp.	2,220	71,173
Bear Stearns Cos., Inc.	481	5,046
Boston Properties	486	44,746
Capital One Financial Corp.	1,518	74,716
CB Richard Ellis Group Inc.*	707	15,299
Charles Schwab Corp.	3,821	71,949
Chubb Corp.	1,507	74,566
Cincinnati Financial Corp.	671	25,525
CIT Group, Inc.	778	9,219
Citigroup, Inc.	21,190	453,890
CME Group Inc.	221	103,671
Comerica, Inc.	611	21,434
Countrywide Financial Corp.	2,364	13,002
Developers Divers Rlty.	486	20,354
Discover Financial - W/I	1,950	31,922
E*Trade Financial Corp.*	1,880	7,257
Equity Residential	1,096	45,473
Federated Investors, Inc.	353	13,823
Fidelity Natl. Info. Svc., Inc	697	26,584
Fifth Third Bancorp	2,168	45,355
First Tennessee Natl. Bank	515	7,215
FNMA	3,982	104,806
Franklin Resources, Inc.	640	62,074
Freddie Mac	2,629	66,566
Genworth Financial, Inc.	1,761	39,869
Goldman Sachs Group, Inc.	1,608	265,947
Hartford Fin, Svc .Gp., Inc.	1,278	96,834
HCP INC	935	31,612
Host Hotels & Resorts Inc.	2,131	33,926
Hudson City Bancorp, Inc.	2,110	37,305
Huntington Bancshares, Inc.	1,491	16,028
Intercontinental Exchange Inc*	285	37,193
J.P. Morgan Chase & Co.	13,824	593,741
Janus Capital Group	601	13,985
KeyCorp.	1,623	35,625
Kimco Realty Corp.	1,029	40,306
Legg Mason, Inc.	549	30,733
Lehman Brothers Hlds.	2,159	81,265
Leucadia National	684	30,930
Lincoln National Corp.	1,077	56,004
Loews Corp.	1,789	71,954
M & T Bank Corp.	313	25,190
Marsh & McLennan Cos., Inc.	2,121	51,646

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Marshall & Ilsley Corp.	1,065	24,708
MBIA, Inc.	855	10,448
Merrill Lynch & Co., Inc.	3,954	161,086
MetLife, Inc.	2,886	173,910
MGIC Investment Corp.	529	5,570
Moody’s Corp.	837	29,153
Morgan Stanley	4,496	205,467
National City Corp.	2,580	25,671
Northern Trust Corp.	781	51,913
NYSE Euronext	1,079	66,585
Plum Creek Timber Co.	697	28,368
PNC Financial Services Group	1,387	90,946
Principal Financial Group Inc.	1,052	58,617
Progressive Corp. of Ohio	2,761	44,369
Prologis Trust	1,051	61,862
Prudential Financial, Inc.	1,815	142,024
Public Storage, Inc.	507	44,930
Regions Financial Corp.	2,823	55,754
Safeco Corp.	365	16,016
Simon Property Group	908	84,362
SLM Corporation*	1,899	29,150
Sovereign Bancorp, Inc.	1,471	13,710
State Street Corp.	1,577	124,583
Suntrust Banks, Inc.	1,428	78,740
T. Rowe Price Group, Inc.	1,073	53,650
Torchmark Corp.	373	22,421
Travelers Cos inc	2,525	120,821
UNUM Provident Corp.	1,412	31,078
US Bancorp	7,040	227,814
Vornado Realty Trust	549	47,329
Wachovia Corp.	8,067	217,809
Washington Mutual, Inc.	3,592	36,998
Wells Fargo & Company	13,418	390,464
Western Union Co.	3,051	64,895
XL Capital Limited	721	21,306
Zions Bancorporation	433	19,723
		7,924,912
HEALTHCARE (10.9%)
Abbott Laboratories	6,291	346,949
Aetna, Inc.	2,024	85,190
Allergan, Inc.	1,245	70,206
Amerisource Bergen Corp.	662	27,129
Amgen, Inc.*	4,427	184,960
Applera Corp.-Applied Biosys	680	22,345
Bard (C.R.), Inc.	408	39,331
Barr Pharmaceuticals, Inc.*	439	21,208
Baxter International, Inc.	2,582	149,291
Becton Dickinson & Co.	993	85,249
Biogen Idec, Inc.*	1,212	74,768
Boston Scientific Corp.*	5,466	70,347
Bristol-Myers Squibb Co.	8,056	171,593
Cardinal Health, Inc.	1,451	76,192

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Celgene Corp.*	1,771	108,545
CIGNA Corp.	1,140	46,250
Coventry Health Care*	629	25,380
Express Scripts, Inc.*	1,029	66,185
Forest Laboratories, Inc.*	1,267	50,693
Genzyme Corp. (Genl. Div)*	1,089	81,174
Gilead Sciences, Inc.*	3,780	194,783
Hospira, Inc.*	646	27,629
Humana, Inc.*	693	31,088
IMS Health, Inc.	746	15,673
Johnson & Johnson	11,529	747,886
King Pharmaceuticals, Inc.*	1,001	8,709
Laboratory Corp. of America*	450	33,156
Lilly (Eli) & Co.	4,026	207,701
McKesson Corp.	1,178	61,692
Medco Health Solutions*	2,132	93,360
Medtronic, Inc.	4,572	221,148
Merck & Co., Inc.	8,813	334,453
Millipore Corp.*	224	15,100
Mylan Laboratories, Inc.	1,239	14,372
Patterson Cos., Inc.*	526	19,094
PerkinElmer, Inc.	479	11,616
Pfizer, Inc.	27,517	575,931
Quest Diagnostics, Inc.	640	28,973
Schering-Plough Corp.	6,597	95,063
St. Jude Medical, Inc.*	1,400	60,466
Stryker Corp.	971	63,164
Tenet Healthcare Corp.*	1,931	10,929
Thermo Fisher Scientific Inc*	1,706	96,969
UnitedHealth Group, Inc.	5,093	174,995
Varian Medical Systems, Inc.*	509	23,842
Waters Corp.*	407	22,670
Watson Pharmaceuticals, Inc.*	419	12,285
WellPoint, Inc.*	2,208	97,439
Wyeth	5,445	227,383
Zimmer Holdings, Inc.*	950	73,967
		5,404,521
INDUSTRIAL (13.8%)
3M Company	2,884	228,269
Allied Waste Industries*	1,372	14,831
Apollo Group, Inc. Cl A*	559	24,149
Avery Dennison Corp.	429	21,128
Block (H. & R.), Inc.	1,324	27,486
Boeing Co.	3,113	231,514
Burlington North Santa Fe	1,208	111,402
C.H. Robinson Worldwide, Inc.	697	37,917
Cameron International Corp.*	888	36,976
Caterpillar, Inc.	2,540	198,857
CBS Corp. Cl B	2,770	61,162
Cintas Corp.	532	15,183
Cooper Industries, Ltd.	717	28,788
CSX Corp.	1,642	92,067

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Cummins, Inc.	826	38,673
Danaher Corp.	1,036	78,767
Deere & Co.	1,775	142,781
Donnelley R.R. & Sons	874	26,491
Dover Corp.	781	32,630
Eaton Corp.	592	47,165
Emerson Electric Co.	3,204	164,878
Equifax, Inc.	531	18,309
Expedia Inc.*	849	18,585
Expeditors Int’l Wash., Inc.	868	39,216
FedEx Corp.	1,260	116,764
Fluor Corp.	361	50,959
General Dynamics Corp.	1,637	136,477
General Electric Co.	40,641	1,504,123
General Growth Pptys Inc	1,006	38,399
Goodrich Corporation	509	29,273
Google, Inc.*	944	415,804
Grainger (W.W.), Inc.	271	20,702
Honeywell International, Inc.	3,030	170,953
Illinois Tool Works, Inc.	1,630	78,615
Ingersoll Rand Co.	1,110	49,484
ITT Industries, Inc.	739	38,288
Jacobs Engineering Group, Inc.*	494	36,353
L-3 Communications Hldgs., Inc	498	54,451
Lockheed Martin Corp.	1,395	138,524
Manitowoc Company, Inc.	525	21,420
Masco Corp.	1,484	29,428
Monster Worldwide, Inc.*	511	12,371
Netapp Ins*	1,398	28,030
Norfolk Southern	1,532	83,218
Northrop Grumman Corp.	1,375	106,989
Paccar, Inc.	1,490	67,050
Pall Corp.	499	17,500
Parker Hannifin Corp.	686	47,519
Philip Morris Internat-W/I*	8,581	434,027
Pitney Bowes, Inc.	859	30,082
Precision Castparts Corp.	565	57,675
Raytheon Co.	1,736	112,163
Robert Half Intl., Inc.	646	16,628
Rockwell Automation, Inc.	603	34,624
Rockwell Collins	659	37,662
Ryder System, Inc.	235	14,314
Southwest Airlines Co.	2,994	37,126
Starwood Hotels & Resort World	766	39,641
Terex Corp*	415	25,938
Textron, Inc.	1,012	56,085
Union Pacific Corp.	1,062	133,154
United Parcel Service Cl B	4,210	307,414
United Technologies Corp.	3,998	275,142
Verisign, Inc.*	868	28,852
Viacom Inc. - Class B.*	2,608	103,329
Waste MGT Inc.	2,016	67,657
		6,841,431

8

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (13.3%)
Adobe Systems, Inc.*	2,320	82,569
Advanced Micro Devices, Inc.*	2,465	14,519
Affiliated Computer Svcs.*	391	19,593
Agilent Technologies, Inc.*	1,486	44,327
Akami Technologies*	680	19,149
Altera Corp.	1,251	23,056
Analog Devices, Inc.	1,196	35,306
Apple Computer, Inc.*	3,577	513,300
Applied Materials, Inc.	5,509	107,481
Autodesk, Inc.*	940	29,591
Automatic Data Processing	2,128	90,206
BMC Software, Inc.*	782	25,431
Broadcom Corp. Cl A*	1,903	36,671
CA Inc.	1,585	35,663
Ciena Corp.*	354	10,914
Cisco Systems, Inc.*	24,261	584,447
Citrix Systems, Inc.*	754	22,115
Cognizant Tech Solutions*	1,174	33,846
Computer Sciences Corp.*	666	27,166
Compuware Corp.*	1,116	8,191
Convergys Corp.*	516	7,771
Corning, Inc.	6,408	154,048
Dell, Inc.*	9,121	181,690
Electronic Arts, Inc.*	1,289	64,347
Electronic Data Systems Corp.	2,071	34,482
Embarq Corp.	624	25,022
EMC Corp.*	8,549	122,593
Fiserv, Inc.*	666	32,028
Hewlett-Packard Co.	10,034	458,152
IBM Corp.	5,634	648,699
Intel Corp.	23,557	498,937
Intuit, Inc.*	1,334	36,031
Jabil Circuit, Inc.	847	8,013
JDS Uniphase Corp.*	915	12,252
Juniper Networks Inc.*	2,131	53,275
KLA Tencor Corp.	733	27,194
Lexmark Int’l, Inc.*	386	11,858
Linear Technology Corp.	899	27,590
LSI Logic Corp.*	2,691	13,320
MEMC Elect. Materials, Inc*	927	65,724
Microchip Technology, Inc.	768	25,137
Micron Technology, Inc.*	3,095	18,477
Microsoft Corp.	32,576	924,507
Molex, Inc. Cl A	572	13,248
Motorola, Inc.	9,177	85,346
National Semiconductor Corp.	923	16,909
Novell, Inc.*	1,433	9,014
Novellus Systems, Inc.*	415	8,736
Nvidia Corporation*	2,261	44,745
Oracle Corp.*	16,097	314,857
Paychex, Inc.	1,317	45,120
QLogic Corp.*	551	8,458
Qualcomm, Inc.	6,562	269,042

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Sandisk Corp.*	932	21,035
Sun Microsystems, Inc.*	3,227	50,115
Symantec Corp.*	3,445	57,256
Tellabs, Inc.*	1,684	9,178
Teradyne, Inc.*	710	8,818
Texas Instruments, Inc.	5,398	152,601
Total System Services Inc	809	19,141
Unisys Corp.*	1,438	6,370
Xerox Corp.	3,738	55,958
Xilinx, Inc.	1,165	27,669
Yahoo!, Inc.*	5,442	157,437
		6,595,741
TELECOMMUNICATIONS (3.2%)
American Tower Corp.*	1,647	64,579
AT&T	24,565	940,840
CenturyTel, Inc.	434	14,426
Citizens Communications Co.	1,334	13,994
Qwest Communications Intl.	6,258	28,349
Sprint Nextel Corp.	11,595	77,571
Verizon Communications	11,688	426,028
		1,565,787
UTILITIES (3.4%)
AES Corp.*	2,724	45,409
Allegheny Energy, Inc.	681	34,391
Ameren Corp.	850	37,434
American Electric Power, Inc.	1,630	67,857
Centerpoint Energy, Inc.	1,332	19,008
CMS Energy Corp.	916	12,403
Consolidated Edison, Inc.	1,108	43,988
Constellation Energy Group	724	63,907
Dominion Resources, Inc.	2,340	95,566
DTE Energy Co.	662	25,745
Duke Energy Corp	5,140	91,749
Edison International	1,326	65,001
Entergy Corp.	778	84,864
Exelon Corp.	2,691	218,698
FirstEnergy Corp.	1,241	85,157
FPL Group, Inc.	1,658	104,023
Nicor, Inc.	182	6,099
NiSource, Inc.	1,116	19,240
Pepco Holdings, Inc.	819	20,246
PG & E Corp.	1,448	53,315
Pinnacle West Capital Corp.	409	14,348
PPL Corporation	1,520	69,798
Progress Energy, Inc.	1,059	44,160
Public Svc. Enterprise Group	2,069	83,153
Questar Corp.	703	39,762
Sempra Energy	1,064	56,690
Southern Co.	3,112	110,818
Teco Energy, Inc.	858	13,685
Xcel Energy, Inc.	1,747	34,853
		1,661,367

TOTAL COMMON STOCK (Cost: $42,879,073) 94.8%		46,843,650

* Non-Income Producing Security

10

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Amount($)	Value($)

U. S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	1.20	06/05/08	250,000	249,458
U.S. Treasury Bill (1)	2.16	05/15/08	200,000	199,469
				448,927
U.S. GOVERNMENT / AGENCY (4.2%)
FHLB	1.50	04/01/08	2,070,000	2,070,000
				2,070,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $2,518,927) 5.1%				2,518,927

TEMPORARY CASH INVESTMENTS* (Cost: $19,100) 0.0%				19,100

TOTAL INVESTMENTS (Cost: $45,417,100) 99.9%				49,381,677

OTHER NET ASSETS 0.1%				67,187

NET ASSETS 100.0%				$49,448,864

Abrreviations:

    FHLB = Federal Home Loan Bank

    FNMA = Federal National Mortgage Association

(1)	The securities, or a portion thereof, has been segregrated to cover initial margin requirements in open futures
*	Less than 0.05%
**

The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%.

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Equity Index Fund were as follows:

UnrealizedAppreciation	$9,445,806
Unrealized Depreciation	(5,883,694)
Net	$3,562,112
Cost of Investments	$45,819,565

11

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

5 S&P 500 Stock Index Futures Contracts	June 2008	$1,655,000	$(19,400)

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC.

ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.2%)
Schnitzer Steel Inds Inc -A	460	32,669
Air Products & Chemicals, Inc.	548	50,416
Alcoa, Inc.	2,090	75,365
Allegheny Technologies, Inc.	260	18,554
Ball Corp.	250	11,485
Ball Corp.	1,068	49,064
Bemis Co.	256	6,510
Darling International Inc*	4,321	55,957
Dow Chemical Co.	2,156	79,449
Dow Chemical Co.	2,409	88,772
Du Pont EI de Nemours	2,309	107,969
Eastman Chemical Co.	207	12,927
Ecolab, Inc.	451	19,587
Freeport-McMoran Copper	983	94,584
Freeport-McMoran Copper	965	92,852
Hercules, Inc.	295	5,396
Icon Spon ADR*	1,030	66,837
International Paper Co.	1,098	29,866
Intl. Flavors & Fragrances	208	9,162
Louisiana-Pacific Corp.	5,701	52,335
MeadWestvaco Corp.	446	12,140
Monsanto Co.	1,407	156,881
Monsanto Co.	1,471	164,017
Newmont Mining Corp. Hldg. Co.	1,164	52,729
Nucor Corp.	739	50,060
Pactiv Corp.*	333	8,728
Peabody Energy Corp.	696	35,496
PPG Industries, Inc.	417	25,233
Praxair, Inc.	806	67,889
Rohm & Haas Co.	322	17,414
Sealed Air Corp.	415	10,479
Sigma-Aldrich Corp.	334	19,923
Titanium Metals Corporation	254	3,823
United States Steel Group	301	38,188
Vulcan Materials Co.	274	18,194
Weyerhaeuser Co.	535	34,796
		1,675,746
CONSUMER, CYCLICAL (9.7%)
AAR Corp*	2,703	73,711
Abercrombie & Fitch Co. Cl A	221	16,164
Aeropostale, Inc.*	1,275	34,565
Amazon.com, Inc.*	792	56,470
Andersons Inc.	509	22,706
Animal Health Intl.*	3,911	42,786
ArvinMeritor, Inc.	4,376	54,744
Audiovox Corp. Cl A*	5,951	63,557
Autonation, Inc.*	351	5,254
AutoZone, Inc.*	110	12,521

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Bed Bath & Beyond, Inc.*	676	19,942
Belo Corporation	3,662	38,707
Best Buy Co., Inc.	504	20,896
Best Buy Co., Inc.	904	37,480
Big Lots, Inc.*	231	5,151
Black & Decker Corp.	160	10,576
Brunswick Corp.	226	3,609
California Pizza Kitchen Inc*	3,171	41,572
Carnival Corp.	1,121	45,378
Casey’s General Stores, Inc.	2,195	49,607
Centex Corp.	310	7,505
Clear Channel Communications	1,278	37,343
Coach, Inc.*	903	27,225
Collective Brands Inc*	5,210	63,145
Comcast Corp. Cl A	4,942	95,559
Comcast Corp. Cl A	7,729	149,479
Covidien Limited*	1,280	56,640
Covidien Limited*	1,645	72,791
Crown Holdings, Inc.*	6,697	168,497
Crown Media Holdings Cl A*	2,590	13,390
CSK Auto Corp*	1,474	13,723
D.R. Horton, Inc.	707	11,135
Darden Restaurants, Inc.	368	11,978
Dillard’s, Inc. Cl A	146	2,513
DIRECTV Group, Inc.*	1,831	45,390
Disney (Walt) Co.	4,834	151,691
Eastman Kodak Co.	740	13,076
eBay, Inc.*	2,863	85,432
EW Scripps Co. Cl A	228	9,578
Family Dollar Stores, Inc.	358	6,981
Ford Motor Co.*	5,665	32,404
Fortune Brands, Inc.	395	27,453
Gamestop Corp.*	413	21,356
Gannett Co., Inc.	592	17,198
Gap, Inc.	1,167	22,967
General Motors Corp.	1,453	27,680
Genuine Parts Co.	424	17,053
Goodyear Tire & Rubber Co.*	617	15,919
Gymboree Corp.*	675	26,919
Harley-Davidson, Inc.	616	23,100
Harman Intl. Inds	154	6,705
Harris Interactive*	4,029	10,999
Hartmarx Corp.*	1,167	3,408
Hasbro, Inc.	366	10,211
Home Depot, Inc.	4,332	121,166
Home Depot, Inc.	953	26,655
IAC Interactive Corp.*	464	9,633
International Game Technology	1,870	75,193
International Game Technology	801	32,208

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Interpublic Grp. of Cos., Inc.*	1,209	10,168
Johnson Controls, Inc.	1,524	51,511
Johnson Controls, Inc.	2,817	95,215
Jones Apparel Group, Inc.	222	2,979
KB Home	196	4,847
Kohl’s Corp.*	805	34,526
L-1 Identity Solutions Inc.*	2,767	36,801
Landry’s Restaurant, Inc.	2,515	40,944
Leggett & Platt	434	6,619
Lennar Corp.	354	6,659
Limited Brands, Inc.	798	13,646
Liz Claiborne, Inc.	254	4,610
Lowe’s Companies, Inc.	3,754	86,117
Macy’s Inc	1,111	25,620
Marriott International, Inc.	772	26,526
Mattel, Inc.	928	18,467
McDonald’s Corp.	2,956	164,856
McDonald’s Corp.	1,446	80,643
McGraw-Hill Cos., Inc.	829	30,632
Measurement Seciallties, Inc.*	1,094	19,112
Meredith Corp.	98	3,749
Modine Manufacturing Co.	2,324	33,675
New Oriental Education*	360	23,350
New York Times Co. Cl A	366	6,910
Newell Rubbermaid, Inc.	712	16,283
News Corp, Inc.	5,906	110,738
Nexstar Broadcasting Group-A*	1,317	7,770
NIKE, Inc. Cl B	981	66,708
Nordstrom, Inc.	460	14,996
Office Depot, Inc.*	701	7,746
OfficeMax, Inc.	192	3,675
Old Dominion Freight Line*	2,591	82,472
Omnicom Group, Inc.	1,371	60,571
Omnicom Group, Inc.	823	36,360
P.F. Changs China Bistro, Inc.*	1,284	36,517
Penney (J.C.) Co., Inc.	993	37,446
Penney (J.C.) Co., Inc.	569	21,457
Pep Boys-Manny, Moe & Jack	5,417	53,953
Polo Ralph Lauren Corp.	153	8,918
Premiere Global Services Inc.*	1,872	26,844
Pulte Homes, Inc.	549	7,988
RadioShack Corp.	334	5,428
Rent-A-Center, Inc.*	2,802	51,417
Sears Holding Corp.*	186	18,989
Sherwin-Williams Co.	266	13,577
Snap-On, Inc.	148	7,526
Sonic Corp.*	2,679	59,045
Stanley Works	201	9,572
Staples, Inc.	1,799	39,776
Staples, Inc.	2,976	65,799

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Starbucks Corp.*	1,875	32,813
Strayer Education Inc.	191	29,128
Sunopta*	6,402	32,650
Target Corp.	773	39,176
Target Corp.	2,102	106,529
Teradata Corp-W/I*	459	10,126
THQ, Inc.*	2,259	49,246
Tiffany & Co.	327	13,682
Time Warner, Inc.	9,180	128,704
Time Warner, Inc.	3,905	54,748
TJX Companies, Inc.	1,122	37,105
Tupperware Corp.	5,121	198,080
Tyco International	629	27,663
Tyco International	1,245	54,842
V F Corp.	226	17,517
V F Corp.	673	52,164
Washington Post Co. Cl B	15	9,923
Wendy’s International, Inc.	223	5,142
Whirlpool Corp.	194	16,835
Windstream Corp.	1,165	13,922
Wolverine World Wide, Inc.	4,147	120,304
Wyndham Worldwide Corp	453	9,368
Yum! Brands, Inc.	1,221	45,433
		5,031,547
CONSUMER, NON-CYCLICAL (9.9%)
Alkermes, Inc.*	1,732	20,576
Altria Group, Inc.	5,412	120,146
Anheuser-Busch Cos., Inc.	1,836	87,118
Archer-Daniels-Midland Co.	1,652	67,996
Archer-Daniels-Midland Co.	1,842	75,817
Avon Products, Inc.	1,098	43,415
Brown-Forman Corp. Cl B	220	14,568
Campbell Soup Co.	565	19,182
Chattem, Inc.*	353	23,418
Chiquita Brands Intl., Inc.*	2,297	53,084
Clorox Co.	352	19,937
Coca-Cola Co.	5,130	312,263
Coca-Cola Co.	2,807	170,862
Coca-Cola Enterprises	738	17,860
Colgate-Palmolive Co.	1,309	101,984
Colgate-Palmolive Co.	1,366	106,425
ConAgra Foods, Inc.	2,220	53,169
ConAgra Foods, Inc.	1,252	29,985
Conmed Corp.*	637	16,333
Constellation Brands, Inc.Cl A*	498	8,800
Costco Wholesale Corp.	1,116	72,507
CVS Corp.	2,832	114,724
CVS Corp.	3,676	148,915

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Dean Foods Co.*	389	7,815
Dynamex, Inc.*	882	22,315
Estee Lauder Co. Cl A	291	13,342
Flowers Foods, Inc.	3,476	86,031
FTI Consulting Inc*	1,065	75,658
General Mills, Inc.	861	51,557
General Mills, Inc.	919	55,030
Great Atlantic & Pac. Tea, Inc*	3,518	92,242
Heinz (H.J.) Co.	810	38,046
Hershey Food Corp.	430	16,198
Hologic, Inc.*	1,254	69,722
Kellogg Co.	669	35,163
Kimberly Clark Corp.	1,080	69,714
Kraft Foods Inc.	3,936	122,055
Kroger Co.	1,727	43,866
Longs Drug Stores Corp.	2,847	120,884
McCormick & Co., Inc.	330	12,200
Molson Coors Brewing Co.	353	18,557
Mueller Industries, Inc.	3,608	104,091
Owens & Minor, Inc	823	32,377
Pediatrix Medical Group, Inc.*	431	29,049
Pepsi Bottling Group, Inc.	356	12,072
PepsiCo, Inc.	4,112	296,886
PepsiCo, Inc.	1,495	107,939
Phase Forward, Inc.*	1,471	25,125
Proctor & Gamble Co.	4,441	311,181
Proctor & Gamble Co.	7,900	553,553
Realty Income Corporation	1,722	44,118
Reynolds American Inc	439	25,914
Safeway, Inc.	1,129	33,136
Sara Lee Corp.	1,828	25,555
Supervalu, Inc.	539	16,159
Sysco Corp.	1,547	44,894
Trane Inc	446	20,471
Tyco Electronics*	1,251	42,934
Tyson Foods, Inc.	703	11,213
UST, Inc.	384	20,936
Vector Group, Ltd.	4,828	84,925
Wal-Mart Stores, Inc.	3,277	172,632
Wal-Mart Stores, Inc.	6,065	319,504
Walgreen Co.	2,545	96,939
Watson Wyatt Worldwide Inc	826	46,876
Whole Foods Market, Inc.	358	11,803
Wrigley (Wm.) Jr. Co.	552	34,688
		5,174,449
ENERGY (11.1%)
Alpha Natural Resources Inc*	780	33,883
Anadarko Petroleum	1,201	75,699

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Apache Corp.	855	103,301
Ashland, Inc.	143	6,764
Atwood Oceanics Inc*	410	37,605
Baker Hughes, Inc.	794	54,389
BJ Services Co.	752	21,440
Chesapeake Energy Corp.	1,174	54,180
ChevronTexaco Corp.	5,331	455,054
ChevronTexaco Corp.	1,841	157,148
CNX Gas Corp.*	1,627	52,520
Concho Resources Inc.*	1,035	26,537
ConocoPhillips	1,322	100,750
ConocoPhillips	4,008	305,450
Consol Energy, Inc.	464	32,104
Devon Energy Corp.	1,141	119,041
Devon Energy Corp.	430	44,862
Dynegy Inc. CL - A*	1,273	10,044
El Paso Corp.	1,799	29,935
Ellora Energy Inc*	3,000	36,000
Energysolutions Inc.	1,102	25,280
Ensco International, Inc.	370	23,169
EOG Resources, Inc.	634	76,080
Exxon Mobil Corp.	13,733	1,161,537
Exxon Mobil Corp.	5,051	427,214
Halliburton Co.	2,771	108,983
Halliburton Co.	2,259	88,846
Hercules Offshore Inc*	1,289	32,380
Hess Corp.	716	63,137
Integrys Energy Group Inc	193	9,002
Itron, Inc.*	275	24,813
Marathon Oil Corp.	1,820	82,992
Murphy Oil Corp.	487	40,002
Nabors Industries, Inc.*	722	24,382
National-Oilwell, Inc.*	916	53,476
Noble Corporation	690	34,272
Noble Energy, Inc.	441	32,105
Northwest Natural Gas	732	31,798
Occidental Petroleum	1,365	99,877
Occidental Petroleum	2,114	154,681
Penn Virginia Corp	832	36,683
Range Resources Corp.	381	24,174
Rowan Cos., Inc.	286	11,777
Schlumberger, Ltd.	3,074	267,438
Schlumberger, Ltd.	1,502	130,674
Smith International, Inc.	515	33,078
Spectra Energy Corp.	1,624	36,946
Sunoco, Inc.	300	15,741
Superior Well Services Inc*	1,210	26,463
T-3 Energy Services Inc.*	3,680	156,621
Tesoro Petroleum Corp.	353	10,590
Transocean Inc.*	816	110,323

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Transocean Inc.*	475	64,220
Unisource Energy Corp.	2,048	45,588
Valero Energy Corp.	2,093	102,787
Valero Energy Corp.	1,372	67,379
W&T Offshore Inc	2,061	70,301
Weatherford Int’l., Ltd.*	871	63,121
Williams Cos., Inc.	1,502	49,536
XTO Energy, Inc.	1,310	81,037
		5,755,209
FINANCIAL (16.1%)
Ace, Ltd.	847	46,636
Aflac, Inc.	1,219	79,174
Allstate Corp.	1,439	69,158
Ambac Financial Group, Inc.	736	4,232
American Capital Strategies	501	17,114
American Express Co.	2,968	129,761
American Int’l. Group, Inc.	6,475	280,044
American Int’l. Group, Inc.	3,545	153,321
American Public Education*	605	18,374
Ameriprise Financial, Inc.	583	30,229
Aon Corp.	784	31,517
Apartment Investment & Mgmt.Co	235	8,415
Ashford Hospitality Trust	8,733	49,603
Assurant, Inc.	245	14,911
Asta Funding Inc.	835	11,632
Avalonbay Communities	197	19,014
Bank Mutual Corp.	6,090	65,407
Bank of America Corp.	5,389	204,297
Bank of America Corp.	11,403	432,288
Bank of New York Mellon Corp	2,930	122,269
Bank of New York Mellon Corp	2,380	99,317
Banner Corporation	307	7,073
BB & T Corp.	1,400	44,884
Bear Stearns Cos., Inc.	303	3,178
Boston Properties	303	27,897
Brookline Bankcorp	6,398	73,449
Capital Lease Funding, Inc.	1,198	9,308
Capital One Financial Corp.	1,541	75,848
Capital One Financial Corp.	957	47,104
CB Richard Ellis Group Inc.*	446	9,651
Charles Schwab Corp.	2,410	45,380
Chubb Corp.	950	47,006
Cincinnati Financial Corp.	423	16,091
CIT Group, Inc.	491	5,818
Citigroup, Inc.	13,364	286,257
Citigroup, Inc.	6,579	140,922
CME Group Inc.	159	74,587
CME Group Inc.	136	63,798
Columbia Banking System	557	12,466

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Comerica, Inc.	389	13,646
Countrywide Financial Corp.	1,491	8,201
Developers Divers Rlty.	307	12,857
Discover Financial - W/I	1,230	20,135
E*Trade Financial Corp.*	1,186	4,578
Ellington Finance LLC-144A*	3,400	68,000
Equity Residential	691	28,670
FBR Capital Markets Corp.*	4,487	30,287
Federated Investors, Inc.	223	8,733
Fidelity Natl. Info. Svc., Inc	439	16,743
Fifth Third Bancorp	1,368	28,619
First Niagara Financial Grp.	4,594	62,432
First State Bank Corporation	637	8,529
First Tennessee Natl. Bank	321	4,497
FNMA	2,511	66,090
Franklin Resources, Inc.	404	39,184
Freddie Mac	1,658	41,981
Genworth Financial, Inc.	1,111	25,153
Glacier Bancorp, Inc.	4,879	93,530
Goldman Sachs Group, Inc.	813	134,462
Goldman Sachs Group, Inc.	1,014	167,705
Hartford Fin, Svc .Gp., Inc.	806	61,071
Hartford Fin, Svc .Gp., Inc.	1,343	101,759
HCP INC	590	19,948
Highwoods Properties, Inc.	1,724	53,565
Host Hotels & Resorts Inc.	1,344	21,396
Hudson City Bancorp, Inc.	1,328	23,479
Huntington Bancshares, Inc.	940	10,105
Iberia Bank Corp.	1,193	52,790
Intercontinental Exchange Inc*	177	23,099
Ishares	940	61,636
Ishares	900	61,461
J.P. Morgan Chase & Co.	4,626	198,687
J.P. Morgan Chase & Co.	8,719	374,481
Janus Capital Group	379	8,819
KeyCorp.	1,024	22,477
Kimco Realty Corp.	649	25,421
Lazard, Ltd. Cl A*	1,404	53,633
Legg Mason, Inc.	343	19,201
Lehman Brothers Hlds.	1,362	51,266
Leucadia National	431	19,490
Lincoln National Corp.	679	35,308
Loews Corp.	1,129	45,408
M & T Bank Corp.	198	15,935
Marsh & McLennan Cos., Inc.	1,337	32,556
Marshall & Ilsley Corp.	672	15,590
MBIA, Inc.	539	6,587
Medical Properties Trust Inc	2,770	31,356
Merrill Lynch & Co., Inc.	2,494	101,606
Meruelo Maddux Prop., Inc.*	3,867	9,822

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
MetLife, Inc.	2,116	127,510
MetLife, Inc.	1,820	109,673
MGIC Investment Corp.	333	3,506
Mid-America Apt. Communities	725	36,134
Moody’s Corp.	528	18,390
Morgan Stanley	2,835	129,560
Morgan Stanley	2,666	121,836
Nara Bancorp Inc.	1,920	24,941
National City Corp.	1,627	16,189
National Financial Partners	1,758	39,502
Nationwide Health Pptys., Inc.	525	17,719
NATL PENN BCSHS INC	3,476	63,228
NewAlliance Bankshare	7,147	87,622
Northern Trust Corp.	493	32,770
NYSE Euronext	676	41,716
Pennsylvania REIT	898	21,902
Phoenix Companies, Inc.	2,274	27,766
Plum Creek Timber Co.	439	17,867
PNC Financial Services Group	875	57,374
Principal Financial Group Inc.	667	37,165
Proassurance Corp.*	880	47,370
Progressive Corp. of Ohio	1,741	27,978
Prologis Trust	663	39,024
Prologis Trust	1,162	68,395
Prudential Financial, Inc.	1,145	89,596
Public Storage, Inc.	317	28,093
Redwood Trust Inc.	245	8,906
Regions Financial Corp.	1,780	35,155
Safeco Corp.	230	10,092
Seabright Insurance Hldgs*	2,482	36,560
Simon Property Group	573	53,237
SLM Corporation*	1,198	18,389
Sovereign Bancorp, Inc.	927	8,640
State Street Corp.	995	78,605
Stifel Financial Corp.*	568	25,503
Suntrust Banks, Inc.	901	49,681
Sws Group, Inc.	2,591	31,688
S.Y. Bancorp Inc.	1,330	30,909
Trico Bancshares	526	9,105
T. Rowe Price Group, Inc.	1,450	72,500
T. Rowe Price Group, Inc.	674	33,700
Taylor Capital Gowth, Inc.	841	13,809
TNS INC*	1,380	28,483
Torchmark Corp.	235	14,126
Tower Group, Inc.	1,102	27,737
Travelers Cos inc	1,592	76,177
UNUM Provident Corp.	891	19,611
US Bancorp	4,440	143,678
Vintage Wine Trust, Inc.	7,340	49,545
Vornado Realty Trust	346	29,829

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Wachovia Corp.	5,088	137,376
Washington Mutual, Inc.	2,265	23,330
Wells Fargo & Company	8,463	246,273
Wells Fargo & Company	7,159	208,327
Westamerica Bancorp	2,388	125,609
Western Union Co.	1,924	40,923
Westfield Financial Inc.	2,110	20,615
XL Capital Limited	455	13,445
Zions Bancorporation	273	12,435
		8,386,238
HEALTHCARE (9.8%)
Abbott Laboratories	3,968	218,835
Abbott Laboratories	3,455	190,543
Aetna, Inc.	815	34,303
Aetna, Inc.	1,277	53,749
Alexion Pharmaceuticals Inc*	480	28,464
Allergan, Inc.	781	44,041
Allscripts Healthcare Solution*	1,906	19,670
Alnylam Pharmaceuticals, Inc.*	1,072	26,157
Alphatec Holdings Inc.*	5,220	26,204
American Medical Sys. Hldgs.*	5,191	73,660
Amerisource Bergen Corp.	1,258	51,553
Amerisource Bergen Corp.	417	17,089
Amgen, Inc.*	2,792	116,650
Applera Corp.-Applied Biosys	429	14,097
Bard (C.R.), Inc.	258	24,871
Barr Pharmaceuticals, Inc.*	273	13,189
Baxter International, Inc.	1,629	94,189
Becton Dickinson & Co.	626	53,742
Biogen Idec, Inc.*	764	47,131
Biomarin Pharmaceutical Inc.*	890	31,479
Boston Scientific Corp.*	3,448	44,376
Bristol-Myers Squibb Co.	5,081	108,225
Cardinal Health, Inc.	915	48,047
Celgene Corp.*	1,117	68,461
Celgene Corp.*	954	58,471
CIGNA Corp.	719	29,170
Conceptus, Inc.*	2,415	44,822
Coventry Health Care*	397	16,019
Enzon, Inc.*	9,061	83,452
Express Scripts, Inc.*	649	41,744
Forest Laboratories, Inc.*	796	31,848
Genzyme Corp. (Genl. Div)*	687	51,209
Gilead Sciences, Inc.*	2,384	122,848
Gilead Sciences, Inc.*	2,696	138,925
Hospira, Inc.*	1,203	51,452
Hospira, Inc.*	407	17,407
Humana, Inc.*	437	19,604
IMS Health, Inc.	471	9,896

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Johnson & Johnson	7,271	471,670
Johnson & Johnson	3,871	251,112
King Pharmaceuticals, Inc.*	632	5,498
EV3 Inc*	3,255	26,496
Laboratory Corp. of America*	284	20,925
Laboratory Corp. of America*	691	50,913
Lilly (Eli) & Co.	2,539	130,987
McKesson Corp.	743	38,911
McKesson Corp.	1,024	53,627
Medco Health Solutions*	1,345	58,898
Medtronic, Inc.	2,884	139,499
Medtronic, Inc.	1,698	82,132
Merck & Co., Inc.	2,608	98,974
Merck & Co., Inc.	5,558	210,926
Millipore Corp.*	138	9,303
Mylan Laboratories, Inc.	781	9,060
Myriad Genetics Inc.*	512	20,628
Onyx Pharmaceuticals Inc*	555	16,112
OSI Pharmaceuticals, Inc.*	559	20,901
Patterson Cos., Inc.*	332	12,052
PerkinElmer, Inc.	302	7,324
Pfizer, Inc.	17,355	363,240
Psychiatric Solutions*	936	31,749
Quest Diagnostics, Inc.	404	18,289
Rigel Pharmaceuticals, Inc.*	617	11,513
Schering-Plough Corp.	2,690	38,763
Schering-Plough Corp.	4,161	59,960
Sciele Pharma, Inc.*	1,373	26,774
Seattle Genetics, Inc.*	2,677	24,361
St. Jude Medical, Inc.*	883	38,137
Stryker Corp.	612	39,811
Tenet Healthcare Corp.*	1,218	6,894
Thermo Fisher Scientific Inc*	1,076	61,160
UnitedHealth Group, Inc.	3,212	110,364
Varian Medical Systems, Inc.*	321	15,036
Varian, Inc.*	1,350	78,192
Waters Corp.*	254	14,148
Watson Pharmaceuticals, Inc.*	266	7,799
WellPoint, Inc.*	1,393	61,473
Wyeth	3,434	143,404
Zimmer Holdings, Inc.*	600	46,716
		5,099,323
INDUSTRIAL (15.5%)
3M Company	1,815	143,657
3M Company	1,170	92,606
Abiomed Inc.*	1,475	19,382
Actuant Corp. Cl A	1,351	40,814
Alaska Air Group, Inc.*	2,438	47,834
Allied Waste Industries*	866	9,361

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Allis-Chalmers Corp*	5,256	72,480
American Italian Pasta Co.*	6,137	33,447
Apollo Group, Inc. Cl A*	349	15,077
Astec Industries Inc.*	1,419	55,000
Avery Dennison Corp.	271	13,347
Baldor Electric Company	1,996	55,888
Barnes Group Inc*	1,217	27,930
Benchmark Electronics*	950	17,053
Block (H. & R.), Inc.	835	17,335
Boeing Co.	1,963	145,988
Bucyrus International , Inc.	446	45,336
Burlington North Santa Fe	565	52,104
Burlington North Santa Fe	763	70,364
C.H. Robinson Worldwide, Inc.	440	23,936
Cameron International Corp.*	560	23,318
Caterpillar, Inc.	1,602	125,421
CBS Corp. Cl B	1,748	38,596
Cepheid Inc.*	779	19,000
Cintas Corp.	335	9,561
Consolidated Communcations	3,784	57,252
Cooper Industries, Ltd.	452	18,148
Cornell Corrections, Inc.*	1,700	38,182
CSX Corp.	1,035	58,032
Cummins, Inc.	519	24,300
Curtis Wright Corp. Cl B	870	36,088
Danaher Corp.	654	49,724
Deere & Co.	1,119	90,012
DeVry, Inc.	1,190	49,790
Donnelley R.R. & Sons	552	16,731
Dover Corp.	493	20,598
Dril-Quip,Inc.*	762	35,410
DXP Enterprises Inc.*	519	20,389
Eaton Corp.	376	29,956
Emerson Electric Co.	2,021	104,001
Equifax, Inc.	336	11,585
Expedia Inc.*	535	11,711
Expeditors Int’l Wash., Inc.	547	24,713
FedEx Corp.	794	73,580
Felcor Lodging Trust, Inc.	2,523	30,352
FLIR Systems Inc.*	1,865	56,118
Flotek Industries, Inc.*	3,463	50,525
Fluor Corp.	225	31,761
General Dynamics Corp.	1,029	85,788
General Electric Co.	25,632	948,640
General Electric Co.	10,863	402,040
General Growth Pptys Inc	634	24,200
Genesee & Wyoming, Inc. Cl A*	3,657	125,801
Goodrich Corporation	319	18,346
Google, Inc.*	595	262,080
Google, Inc.*	191	84,130

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Grainger (W.W.), Inc.	172	13,139
Harmonic, Inc.*	5,349	40,652
Healthcare Services Group	2,456	50,692
Healthways Inc.*	1,213	42,867
Honeywell International, Inc.	1,911	107,819
Horsehead Holding Corp.*	2,999	34,728
HUB Group, Inc. Cl A*	1,516	49,861
ICO, Inc.*	4,175	28,975
Illinois Tool Works, Inc.	1,028	49,580
Illinois Tool Works, Inc.	1,105	53,294
Ingersoll Rand Co.	700	31,206
Integra Lifesciences Corp.*	1,022	44,426
Interline Brands, Inc.*	1,659	30,774
ITT Industries, Inc.	1,719	89,061
ITT Industries, Inc.	466	24,143
Jacobs Engineering Group, Inc.*	311	22,886
JetBlue Airways Corp*	4,127	23,937
L-3 Communications Hldgs., Inc	314	34,333
Ladish Co Inc*	2,780	100,080
Landauer, Inc.	692	34,835
Littelfuse, Inc.*	2,289	80,046
Lockheed Martin Corp.	1,245	123,629
Lockheed Martin Corp.	882	87,583
Magellan Health Services, Inc.*	1,774	70,410
Manitowoc Company, Inc.	331	13,505
Masco Corp.	936	18,561
MKS Instruments, Inc.*	3,377	72,268
Monster Worldwide, Inc.*	326	7,892
MSCI INC-A*	977	29,066
Netapp Ins*	878	17,604
Norfolk Southern	966	52,473
Northrop Grumman Corp.	863	67,150
Northrop Grumman Corp.	1,354	105,355
Paccar, Inc.	940	42,300
Pall Corp.	312	10,942
Parker Hannifin Corp.	429	29,717
Perini Corp.*	1,975	71,554
Philip Morris Internat-W/I*	5,412	273,739
Pitney Bowes, Inc.	542	18,981
Precision Castparts Corp.	357	36,443
Raytheon Co.	1,095	70,748
RBC Bearings Inc*	1,075	39,915
Robert Half Intl., Inc.	411	10,579
Rockwell Automation, Inc.	381	21,877
Rockwell Collins	416	23,774
Ryder System, Inc.	148	9,015
Sauer-Danfoss Inc.	4,126	91,350
Siligan Holdings, Inc.	1,880	93,304
Sotheby’s (Delaware)	417	12,055
Southwest Airlines Co.	4,226	52,402

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Southwest Airlines Co.	1,888	23,411
Starwood Hotels & Resort World	483	24,995
Starwood Hotels & Resort World	1,101	56,977
Sun Hydraulics, Inc.	575	16,830
Taseko Mines Ltd.*	23,836	121,564
Terex Corp*	259	16,188
Terra Industries, Inc.*	796	28,282
Textron, Inc.	634	35,136
Trico Marine Services, Inc.*	1,660	64,690
Union Pacific Corp.	391	49,024
Union Pacific Corp.	670	84,005
United Parcel Service Cl B	2,655	193,868
United Parcel Service Cl B	1,265	92,370
United Technologies Corp.	1,375	94,628
United Technologies Corp.	2,522	173,564
Usec Inc.*	6,180	22,866
Verisign, Inc.*	548	18,216
Viacom Inc. - Class B.*	1,645	65,175
Vistaprint LTD*	505	17,650
Waste MGT Inc.	1,272	42,688
Willbros Group, Inc.*	1,555	47,583
WMS Industries Inc*	1,911	68,739
Wright Express Corp*	1,581	48,584
		8,073,376
TECHNOLOGY (13.5%)
Adobe Systems, Inc.*	1,464	52,104
Advanced Micro Devices, Inc.*	1,554	9,153
Affiliated Computer Svcs.*	246	12,327
Agilent Technologies, Inc.*	937	27,951
Akami Technologies*	429	12,081
Altera Corp.	789	14,541
Analog Devices, Inc.	755	22,288
Anixter International, Inc.*	889	56,932
Ansys, Inc.*	1,185	40,906
Apple Computer, Inc.*	801	114,944
Apple Computer, Inc.*	2,256	323,736
Applied Materials, Inc.	3,475	67,797
Applied Materials, Inc.	3,361	65,573
Arris Group, Inc.*	3,922	22,826
Autodesk, Inc.*	589	18,542
Automatic Data Processing	1,342	56,887
Automatic Data Processing	1,235	52,352
BMC Software, Inc.*	493	16,032
Broadcom Corp. Cl A*	1,200	23,124
Broadcom Corp. Cl A*	2,012	38,771
CA Inc.	1,000	22,500
Ciena Corp.*	219	6,752
Cisco Systems, Inc.*	15,301	368,601
Cisco Systems, Inc.*	5,571	134,205

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Citrix Systems, Inc.*	476	13,961
Cognizant Tech Solutions*	741	21,363
CommScope, Inc.*	1,289	44,896
Computer Sciences Corp.*	420	17,132
Compuware Corp.*	704	5,167
Convergys Corp.*	325	4,895
Corning, Inc.	4,041	97,146
Corning, Inc.	3,371	81,039
Data Domain Inc.*	925	22,015
Dell, Inc.*	5,752	114,580
Electronic Arts, Inc.*	813	40,585
Electronic Data Systems Corp.	1,306	21,745
Electronics For Imaging, Inc.*	1,637	24,424
Embarq Corp.	394	15,799
EMC Corp.*	5,392	77,321
EMC Corp.*	2,307	33,082
Equinix Inc*	437	29,056
Fiserv, Inc.*	424	20,390
FormFactor, Inc.*	660	12,606
Hewlett-Packard Co.	2,954	134,880
Hewlett-Packard Co.	6,328	288,936
IBM Corp.	3,553	409,092
IBM Corp.	1,352	155,669
Illumina Inc.*	972	73,775
Informatica Corp.*	5,656	96,491
Intel Corp.	6,907	146,290
Intel Corp.	14,857	314,671
Intuit, Inc.*	841	22,715
Jabil Circuit, Inc.	534	5,052
JDS Uniphase Corp.*	577	7,726
Juniper Networks Inc.*	1,344	33,600
KLA Tencor Corp.	463	17,177
Lexmark Int’l, Inc.*	241	7,404
Lin TV Corp.*	2,347	22,555
Linear Technology Corp.	570	17,493
LSI Logic Corp.*	1,697	8,400
Marlin Business Services*	3,727	28,139
MEMC Elect. Materials, Inc*	537	38,073
MEMC Elect. Materials, Inc*	584	41,406
Microchip Technology, Inc.	485	15,874
Micron Technology, Inc.*	1,952	11,653
Microsemi Corp.*	3,919	89,353
Microsoft Corp.	6,929	196,645
Microsoft Corp.	20,546	583,095
Molex, Inc. Cl A	365	8,453
Motorola, Inc.	5,788	53,828
National Semiconductor Corp.	582	10,662
Netlogic Microsystems, Inc.*	2,103	50,766
Novell, Inc.*	904	5,686
Novellus Systems, Inc.*	262	5,515

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Nuance Communications Inc.*	1,739	30,276
Nvidia Corporation*	1,426	28,221
Omniture Inc.*	1,075	24,951
Oracle Corp.*	9,450	184,842
Oracle Corp.*	10,153	198,593
Parametric Technology Corp.*	2,019	32,264
Paychex, Inc.	831	28,470
Perot Systems Corp. Cl A*	2,081	31,298
Priceline.Com Inc.*	263	31,786
QLogic Corp.*	348	5,342
Qualcomm, Inc.	4,139	169,699
Qualcomm, Inc.	2,181	89,421
Rightnow Tecnologies*	2,710	32,249
Sandisk Corp.*	588	13,271
Semtech Corp.*	3,662	52,476
SPSS, Inc.*	811	31,451
Sun Microsystems, Inc.*	2,035	31,604
Sybase, Inc.*	627	16,490
Symantec Corp.*	4,418	73,427
Symantec Corp.*	2,173	36,115
Synaptics, Inc.*	862	20,585
Syniverse Holdings, Inc.*	3,692	61,509
Tech Data Corp.*	1,960	64,288
Technitrol, Inc.	2,170	50,192
Tellabs, Inc.*	1,062	5,788
Teradyne, Inc.*	448	5,564
Texas Instruments, Inc.	3,405	96,259
Tibco Software, Inc.*	5,443	38,863
Total System Services Inc	510	12,067
Trident Microsystems*	1,454	7,488
Unisys Corp.*	907	4,018
ValueClick , Inc.*	2,507	43,246
Viasat, Inc.*	3,133	68,049
Websense, Inc.*	4,953	92,869
Xerox Corp.	2,358	35,299
Xilinx, Inc.	735	17,456
Yahoo!, Inc.*	3,432	99,288
		7,044,275
TELECOMMUNICATIONS (2.9%)
American Tower Corp.*	1,039	40,739
American Tower Corp.*	1,059	41,523
AT&T	5,635	215,821
AT&T	15,493	593,382
CenturyTel, Inc.	274	9,108
Cincinnati Bell, Inc.*	6,381	27,183
Citizens Communications Co.	841	8,822
Gray Television Inc.	2,934	16,694
Iowa Telecomunications Service	3,082	54,644
Qwest Communications Intl.	3,634	16,462

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Qwest Communications Intl.	3,947	17,880
Sprint Nextel Corp.	7,313	48,924
Sprint Nextel Corp.	2,728	18,250
Verizon Communications	3,504	127,721
Verizon Communications	7,373	268,746
		1,505,899
UTILITIES (3.1%)
AES Corp.*	1,718	28,639
Allegheny Energy, Inc.	429	21,665
Ameren Corp.	536	23,605
American Electric Power, Inc.	1,028	42,796
Avista Corp.	1,984	38,807
Black Hills Corp.	898	32,130
Centerpoint Energy, Inc.	840	11,987
CMS Energy Corp.	578	7,826
Consolidated Edison, Inc.	699	27,750
Constellation Energy Group	459	40,516
Dominion Resources, Inc.	1,799	73,471
Dominion Resources, Inc.	1,476	60,280
DTE Energy Co.	418	16,256
Duke Energy Corp	3,242	57,870
Edison International	836	40,981
Edison International	502	24,608
Entergy Corp.	281	30,651
Entergy Corp.	491	53,558
Exelon Corp.	1,697	137,909
Exelon Corp.	729	59,246
FirstEnergy Corp.	759	52,083
FirstEnergy Corp.	778	53,386
FPL Group, Inc.	1,046	65,626
FPL Group, Inc.	572	35,887
Nicor, Inc.	115	3,854
NiSource, Inc.	704	12,137
Paetec Holding*	2,708	18,035
Pepco Holdings, Inc.	516	12,756
PG & E Corp.	913	33,617
Pinnacle West Capital Corp.	256	8,980
PNM Resources, Inc.	2,286	28,506
PPL Corporation	958	43,991
Progress Energy, Inc.	668	27,856
Public Svc. Enterprise Group	1,305	52,448
Public Svc. Enterprise Group	694	27,892
Questar Corp.	444	25,113
Sempra Energy	671	35,751
Sempra Energy	925	49,284
Sierra Pacific Resources	3,165	39,974
Southern Co.	1,963	69,902
Teco Energy, Inc.	541	8,629
Westar Energy, Inc.	2,633	59,953

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Xcel Energy, Inc.	1,102	21,985
		1,618,196

TOTAL COMMON STOCK (Cost: $48,274,888) 94.8%		49,364,258

* Non-Income Producing Security

LONG-TERM DEBT SECURITIES:	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
FINANCIAL	(0.00)%
GSC Capital Corp.(2)		7.25	07/15/10	60,000	0
TOTAL LONG TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Amount($)	Value($)

U.S. GOVERNMENT / AGENCY (3.5%)
FHLB	1.50	04/01/08	360,000	1,740,000
U.S. Treasury Bill (1)	2.17	05/15/08	100,000	99,735
				1,839,735

COMMERCIAL PAPER (0.8%)
Nestle Capital Corp.	2.25	04/01/08	430,000	430,000
				430,000

TOTAL SHORT TERM DEBT SECURITIES Cost: $2,269,735) 4.3%				2,269,735

TEMPORARY CASH INVESTMENTS (Cost: 28,600) 0.1%				28,600

TOTAL INVESTMENTS** (Cost: 50,633,223) 99.2%				51,662,593

OTHER NET ASSETS 0.8%				398,426

NET ASSETS 100.0%				52,061,019

Abrreviations:

    FHLB = Federal Home Loan Bank

    FNMA = Federal National Mortgage Association

(1)	U.S. Government guaranteed security.
(2)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
**

The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%.

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the All America Fund were as follows:

UnrealizedAppreciation	$8,136,430
Unrealized Depreciation	(7,417,887)
Net	$718,543
Cost of Investments	$50,944,050

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

5 S&P 500 Stock Index Futures Contracts	June 2008	$1,655,000	$(12,125)

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.2%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MID-CAP EQUITY  INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.9%)
Airgas, Inc.	3,561	161,919
Albemarle Corp.	3,275	119,603
AptarGroup, Inc.	2,949	114,805
Arch Coal, Inc.	6,215	270,353
Cabot Corp.	2,811	78,708
Carpenter Technology Corp.	2,116	118,433
Chemtura Corp.	10,446	76,674
Cleveland-Cliffs, Inc.	1,950	233,649
Commercial Metals Co.	5,033	150,839
Cytec Industries, Inc.	1,811	97,522
Ferro Corp.	1,873	27,833
FMC Corp.	3,243	179,954
Louisiana-Pacific Corp.	4,454	40,888
Lubrizol Corp.	2,953	163,921
Martin Marietta Materials, Inc	1,781	189,089
Matthews Intl. Corp. Cl. A	1,335	64,414
Minerals Technologies, Inc.	828	51,998
Olin Corp.	3,221	63,647
Packaging Corp of America	3,968	88,605
Potlatch Corp	1,687	69,622
RPM International Inc.	5,257	110,082
Scotts Co. Cl A	1,908	61,857
Sensient Technologies Corp.	2,064	60,867
Sonoco Products Co.	4,295	122,966
Steel Dynamics, Inc.	8,140	268,946
Temple-Inland, Inc.	4,588	58,359
Valspar Corp.	4,329	85,887
Worthington Industries, Inc.	2,852	48,113
		3,179,553
CONSUMER, CYCLICAL (9.6%)
99 Cent Only Stores*	2,021	19,988
Advance Auto Parts	4,080	138,924
Aeropostale, Inc.*	2,882	78,131
American Eagle Outfitters	9,237	161,740
American Greetings Corp. Cl A	2,248	41,700
Ann Taylor Stores Corp.*	2,641	63,859
ArvinMeritor, Inc.	3,144	39,331
Barnes & Noble, Inc.	2,071	63,476
Belo Corporation	3,797	40,134
Blyth, Inc.	1,039	20,489
Bob Evans Farms, Inc.	1,338	36,915
Borders Group, Inc.	2,527	14,833
Borg-Warner, Inc.	5,025	216,226
Boyd Gaming Corp.	2,418	48,360
Brinker International, Inc.	4,368	81,026
Callaway Golf Co.	2,854	41,897
CarMax, Inc.*	9,427	183,072
CBRL Group, Inc.	956	34,196

1

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Charming Shoppes, Inc.*	5,038	24,334
Cheesecake Factory, Inc.*	2,987	65,076
Chico’s FAS, Inc.*	7,605	54,072
Coldwater Creek Inc*	2,578	13,019
Collective Brands Inc*	2,820	34,178
Dick’s Sporting Goods Inc.*	3,594	96,247
Entercom Communications	1,136	11,280
Foot Locker, Inc.	6,669	78,494
Furniture Brands Intl., Inc.	2,088	24,430
Gentex Corp.	6,221	106,690
Hanesbrands, Inc.*	4,111	120,041
Harte-Hanks, Inc.	1,960	26,793
Hovanian Enterprises, Inc.*	1,593	16,886
International Speedway Corp.	1,314	54,137
Lamar Advertising Co-CL*	3,399	122,126
Lear Corp.*	3,333	86,358
Lee Enterprises	1,731	17,327
Life Time Fitness Inc*	1,445	45,098
MDC Holdings, Inc.	1,511	66,167
Media General Inc. Cl A	987	13,838
Modine Manufacturing Co.	1,411	20,445
Mohawk Industries, Inc.*	2,383	170,647
NVR INC*	221	132,048
O’Reilly Automotive, Inc.*	4,981	142,058
Pacific Sunwear of Calif*	3,045	38,397
PetSmart, Inc.	5,554	113,524
Phillips Van Heusen Corp.	2,431	92,184
Regis Corporation	1,897	52,149
Rent-A-Center, Inc.*	2,879	52,830
Ross Stores, Inc.	5,849	175,236
Ruby Tuesday, Inc.	2,226	16,695
Ryland Group, Inc.	1,823	59,958
Saks Incorporated*	6,119	76,304
Scholastic Corp.*	1,125	34,054
Strayer Education Inc.	623	95,008
The Warnaco Group, Inc.*	1,948	76,829
Thor Industries, Inc.	1,491	44,387
Timberland Company Cl A*	2,102	28,860
Toll Brothers, Inc.*	5,543	130,150
Tupperware Corp.	2,653	102,618
Urban Outfitters, Inc.*	4,874	152,800
Valassis Communication, Inc.*	2,074	22,503
Wiley (John) & Sons Cl A	1,937	76,899
Williams-Sonoma, Inc.	3,801	92,136
		4,399,607
CONSUMER, NON-CYCLICAL (4.4%)
Alberto-Culver Co.	3,665	100,458
BJ’s Wholesale Club, Inc.*	2,759	98,469
Chipotle Mexican Grill*	1,417	160,730

2

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Church & Dwight	2,865	155,398
Energizer Holdings, Inc.*	2,481	224,481
Hansen Natural Corp.*	2,618	92,415
Hologic, Inc.*	5,516	306,690
Hormel Foods Corp.	3,103	129,271
J.M. Smucker Co.	2,400	121,464
Lancaster Colony Corp.	909	36,324
PepsiAmericas, Inc.	2,555	65,229
Realty Income Corporation	4,373	112,036
Ruddick Corp.	1,603	59,087
Service Corp. International	11,303	114,612
Smithfield Foods, Inc.*	5,048	130,036
Tootsie Roll Inds., Inc.	1,179	29,704
Universal Corp.	1,176	77,063
		2,013,467
ENERGY (8.3%)
Bill Barrett Corp*	1,451	68,560
Cimarex Energy Co.	3,574	195,641
Denbury Resources, Inc.*	10,585	302,202
Exterran Holding Inc.*	2,826	182,390
FMC Technologies Inc.*	5,610	319,153
Forest Oil Corp.*	3,817	186,880
Frontier Oil Crop	4,469	121,825
Grant Prideco, Inc.*	5,399	265,739
Helmerich & Payne, Inc.	4,475	209,743
KBR Inc.	7,328	203,205
NewField Exploration Company*	5,677	300,029
Overseas Shipholding Group	1,171	82,017
Patterson UTI Energy, Inc.	6,649	174,071
Pioneer Natural Resources Co.	5,154	253,164
Plains Exploration & Prod. Co.*	4,870	258,792
Pride International, Inc.*	7,215	252,164
Quicksilver Resources*	4,436	162,047
Superior Energy Services, Inc*	3,487	138,155
Tidewater, Inc.	2,362	130,170
		3,805,947
FINANCIAL (14.9%)
AMB Property Corp.	4,226	229,979
American Financial Group	3,090	78,980
Americredit Corp.*	4,947	49,816
Apollo Investment Corp.	5,150	81,525
Associated Banc-Corp.	5,497	146,385
Astoria Financial Corp.	3,525	95,739
Bank of Hawaii Corp	2,081	103,134
Berkley (WR) Corp.	6,721	186,105
BRE Properties	2,201	100,278
Broadridge Financial Solutions	6,044	106,374
Brown & Brown, Inc.	4,921	85,527

3

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Camden Properties Trust	2,275	114,205
Cathay General Bancorp	2,132	44,196
City National Corp.	1,740	86,060
Colonial BancGroup, Inc.	6,823	65,705
Commerce Group, Inc.	1,864	67,216
Cousins Properties	1,594	39,388
Cullen Frost Bankers, Inc.	2,534	134,403
Eaton Vance Corp.	4,993	152,336
Equity One, Inc.	1,586	38,016
Everest RE Group	2,720	243,522
Federal Realty Inv Trust	2,536	197,681
Fidelity National Financial In	9,202	168,673
First Bancorp PR	3,972	134,810
First Community Bancorp	1,055	28,327
First Niagara Financial Grp.	4,507	61,250
Firstmerit Corp.	3,474	71,773
Gallagher (Arthur J.) & Co.	3,974	93,866
GATX Corp.	2,063	80,601
Global Payments, Inc	3,431	141,906
Hanover Insurance Group	2,235	91,948
HCC Insurance Holdings Inc.	4,978	112,951
Health Care REIT Inc	3,832	172,938
Highwoods Properties, Inc.	2,461	76,463
Horace Mann Educators Corp.	1,754	30,660
Hospitality Properties Trust	4,053	137,883
Indymac Bancorp, Inc.	3,492	17,320
Jefferies Group	4,836	78,005
Liberty Property Trust	3,974	123,631
Macerich Co.	3,122	219,383
Mack-Cali Realty Corp.	2,835	101,238
Mercury General Corporation	1,528	67,706
MoneyGram International, Inc.	3,560	0
Nationwide Health Pptys., Inc.	4,112	138,780
New York Community Bancorp	14,023	255,499
Old Republic Intl. Corp.	9,950	128,454
PMI Group, Inc.	3,502	20,382
Protective Life Corp.	3,032	122,978
Radian Group, Inc.	3,471	22,804
Raymond James Financial, Inc.	4,146	95,275
Rayonier, Inc.	3,385	147,044
Regency Centers Corp.	2,997	194,086
SEI Investments	5,456	134,709
StanCorp Financial GP	2,116	100,954
SVB Financial Group*	1,397	60,965
Synovus Financial Corp.	14,248	157,583
TCF Financial	4,690	84,045
UDR Inc	5,757	141,162
Unitrin, Inc.	2,230	78,808
Waddell & Reed Financial, Inc.	3,722	119,588
Washington Federal, Inc.	3,776	86,244

4

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Webster Financial Corp.	2,266	63,153
Weingarten Realty Investors	3,219	110,862
Westamerica Bancorp	1,245	65,487
Wilmington Trust Corp.	2,923	90,905
		6,877,669
HEALTHCARE (10.5%)
Advanced Medical Optics, Inc.*	2,620	53,186
Apria Healthcare Group, Inc.*	1,891	37,347
Beckman Coulter, Inc.	2,701	174,350
Cephalon, Inc.*	2,921	188,112
Charles River Laboratories Inc*	2,943	173,460
Community Health Systems Inc.*	4,171	140,020
Covance, Inc.*	2,769	229,744
Dentsply International, Inc.	6,520	251,672
Edwards Lifesciences Corp.*	2,441	108,747
Endo Pharmaceuticals Holdings*	5,791	138,637
Gen-Probe, Inc.*	2,330	112,306
Health Management Associates*	10,498	55,534
Health Net, Inc.*	4,762	146,670
Hillenbrand Industries, Inc.*	2,687	128,439
Intuitive Surgical, Inc.*	1,668	541,016
Invitrogen Corp.*	1,995	170,513
Kindred healthcare Inc.*	1,283	28,059
Kinetic Concepts, Inc.*	2,336	107,993
Lifepoint Hospitals, Inc.*	2,450	67,302
Lincare Holdings, Inc.*	3,160	88,828
Millennium Pharmaceuticals Inc*	14,024	216,811
Omnicare, Inc.	5,257	95,467
Par Pharmaceutical Cos Inc*	1,492	25,946
Pdl BioPharma Inc*	5,041	53,384
Perrigo Co.	3,352	126,471
Pharmaceutical Prod. Dev. Inc.	4,534	189,975
Psychiatric Solutions*	2,379	80,696
ResMed, Inc.*	3,354	141,472
Schein (Henry), Inc.*	3,869	222,081
Sepracor, Inc.*	4,836	94,399
Steris Corp.	2,679	71,878
Techne Corp.*	1,685	113,502
Universal Health Services Cl B	2,234	119,943
Valeant Pharmaceuticals*	3,928	50,396
Varian, Inc.*	1,311	75,933
VCA Antech, Inc.*	3,657	100,019
Vertex Pharmaceutical*	5,740	137,129
		4,857,437
INDUSTRIAL (18.7%)
Affymetrix, Inc.*	2,993	52,108

5

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
AGCO Corp.*	3,955	236,825
AirTran Holdings, Inc.*	3,967	26,182
Alaska Air Group, Inc.*	1,643	32,236
Alexander & Baldwin, Inc.	1,783	76,812
Alexandria Real Estate Eq, Inc	1,382	128,139
Alliant TechSystems Inc.*	1,408	145,770
Ametek, Inc.	4,625	203,084
Avis Budget Group*	4,470	47,471
Career Education Corp.*	3,905	49,672
Carlisle Companies, Inc.	2,595	86,777
CF Industries Holdings	2,089	216,462
ChoicePoint, Inc.*	2,930	139,468
Con-Way Inc	1,958	96,882
Copart, Inc.*	3,008	116,590
Corinthian Colleges, Inc.*	3,673	26,556
Corn Products Int’l Inc.	3,189	118,439
Corporate Executive Board Co.	1,500	60,720
Correction Corp. of America*	5,394	148,443
Crane Co.	2,217	89,456
Deluxe Corp.	2,219	42,627
DeVry, Inc.	2,579	107,905
Digital River, Inc.*	1,752	54,259
Dollar Trees Inc*	3,969	109,505
Donaldson Company, Inc.	3,041	122,491
Duke Realty Investment, Inc.	6,316	144,068
Dun & Bradstreet	2,445	198,974
Dycom Industries, Inc.*	1,762	21,162
Encore Aquisition Company*	2,305	92,845
Fastenal Co.	5,408	248,389
Federal Signal Corp.	2,060	28,758
Flowserve Corp	2,475	258,341
Graco, Inc.	2,639	95,690
Granite Construction	1,413	46,219
Guess ?, Inc.	2,354	95,266
Harsco Corp.	3,648	202,026
HNI Corporation	1,920	51,629
Hubbell, Inc. Cl B	2,457	107,346
Hunt (JB) Transport Svcs., Inc	3,715	116,762
Idex Corp.	3,522	108,090
ITT Educational Services, Inc.*	1,266	58,147
JetBlue Airways Corp*	7,841	45,478
Jones Lang Lasalle	1,372	106,110
Joy Global, Inc.	4,651	303,059
Kansas City Southern Inds.*	3,329	133,526
Kelly Services, Inc.	964	19,820
Kennametal, Inc.	3,329	97,972
Korn/Ferry International*	2,008	33,935
Lincoln Electric Holdings	1,856	119,693

6

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Manpower, Inc.	3,440	193,534
Metavante Technologies-W/I*	3,857	77,101
Miller (Herman), Inc.	2,444	60,049
Mine Safety Appliances Co.	1,261	51,941
MSC Ind. Direct Co. Cl A	2,047	86,486
Navigant Consulting Co.*	1,967	37,334
NBTY Inc*	2,416	72,359
Net Flix.com*	1,928	66,805
Nordson Corp.	1,450	78,083
Oshkosh Truck Corp.	3,195	115,915
Pentair, Inc.	4,286	136,723
Quanta Services, Inc.*	7,385	171,110
Reliance Steel & Aluminum Co.	2,723	162,999
Republic Services, Inc.	6,814	199,241
Rollins, Inc.	1,830	32,373
Roper Industries, Inc.	3,855	229,141
Scientific Games Corp*	2,823	59,594
Sotheby’s (Delaware)	2,913	84,215
SPX, Inc.	2,302	241,480
Stericycle, Inc.*	3,777	194,516
Teleflex, Inc.	1,689	80,582
Terra Industries, Inc.*	3,918	139,207
The Brink’s Company	2,075	139,399
Thomas & Betts Corp.*	2,208	80,305
Timken Co.	4,136	122,922
Trinity Industries	3,508	93,488
United Rentals*	3,279	61,776
URS CORP*	3,603	117,782
Wellcare Health Plans Inc.*	1,792	69,798
Werner Enterprises, Inc.	1,921	35,654
Yellow Roadway Corp.*	2,452	32,170
		8,592,266
TECHNOLOGY (13.3%)
3Com Corp.*	17,363	39,761
Activision, Inc.*	12,688	346,509
Acxiom Corp.	2,927	34,743
ADC Telecommunications, Inc.*	5,081	61,378
Aci Worldwide Inc*	1,552	30,916
Adtran, Inc.	2,441	45,159
Advent Software, Inc.*	770	32,817
Alliance Data Systems*	3,416	162,294
Amphenol Corp Cl A	7,644	284,739
Arrow Electronics*	5,308	178,614
Atmel Corp.*	19,164	66,691
Avnet, Inc.*	6,491	212,450
Avocent Corp.*	1,973	33,344
BE Aerospace, Inc.*	4,018	140,429

7

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Cadence Design Systems, Inc.*	12,010	128,267
Cerner Corp.*	2,882	107,441
CommScope, Inc.*	2,904	101,146
Cree , Inc.*	3,776	105,577
CSG Systems Intl., Inc.*	1,508	17,146
Cypress Semiconductor Corp.*	6,592	155,637
Diebold, Inc.	2,832	106,342
DRS Technologies Inc	1,786	104,088
DST Systems, Inc.*	2,180	143,313
F5 Networks, Inc.*	3,667	66,629
Fair Isaac Corporation	2,111	45,429
Fairchild Semiconductor Intl.*	5,377	64,094
Foundry Networks*	6,477	75,004
Gartner, Inc.*	2,807	54,287
Getty Images, Inc.*	2,051	65,632
Harris Corp.	5,902	286,424
Henry (Jack) & Associates	3,316	81,806
Imation Corp.	1,353	30,767
Ingram Micro, Inc.*	6,411	101,486
Integrated Device Tech., Inc.*	8,208	73,297
International Rectifier*	3,122	67,123
Intersil Corp. Cl A	5,470	140,415
Kemet Corp.*	3,626	14,649
Lam Research Corp.*	5,375	205,433
Macrovision Corp.*	2,334	31,509
McAfee, Inc.*	7,007	231,862
Medics Pharmaceutical Corp.	2,433	47,906
Mentor Graphics Corp.*	3,874	34,207
MPS Group, Inc.*	4,119	48,687
National Instruments Corp.	2,479	64,801
NCR Corp.*	7,542	172,184
Neustar, Inc. Cl A*	3,341	88,470
Palm, Inc.	4,614	23,070
Parametric Technology Corp.*	5,007	80,012
Plantronics, Inc.	2,109	40,725
Polycom, Inc.*	3,804	85,742
RF Micro Devices*	12,586	33,479
Semtech Corp.*	2,765	39,622
Silicon Laboratories, Inc.*	2,275	71,754
SRA International, Inc. Cl A*	1,854	45,071
Sybase, Inc.*	3,850	101,255
Synopsys, Inc.*	6,125	139,099
Tech Data Corp.*	2,343	76,850
Triquint Semiconductor, Inc.*	6,173	31,235
ValueClick , Inc.*	4,226	72,899
Vishay Intertechnology, Inc.*	8,044	72,879
Wabtech	2,095	78,898
Western Digital Corp.*	9,584	259,151

8

	Shares	Value($)
INDEXES ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Wind River Systems*	3,307	25,596
Zebra Technologies Cl A*	2,866	95,495
		6,103,734
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	10,722	45,676
Telephone & Data Systems, Inc.	4,594	180,406
		226,082
UTILITIES (8.7%)
AGL Resources, Inc.	3,297	113,153
Alliant Energy Corp.	4,905	171,724
Aqua America, Inc.	5,760	108,173
Aquila, Inc.*	16,230	52,098
Black Hills Corp.	1,633	58,429
DPL, Inc.	4,904	125,739
Energen Corp.	3,090	192,507
Energy East Corporation	6,834	164,836
Equitable Resources, Inc.	5,273	310,580
Great Plains Energy Inc.	3,725	91,821
Hawaiian Electric Inds.	3,608	86,123
IdaCorp, Inc.	1,937	62,197
MDU Resources Group	7,877	193,380
National Fuel Gas Co.	3,606	170,239
Northeast Utilities	6,698	164,369
NSTAR	4,611	140,313
OGE Energy Corp.	3,964	123,558
Oneok, Inc.	4,492	200,478
PNM Resources, Inc.	3,317	41,363
Puget Energy, Inc.	5,598	144,820
SCANA Corp.	5,036	184,217
Sierra Pacific Resources	10,097	127,525
Southwestern Energy Co.*	14,762	497,336
Vectren Corporation	3,294	88,378
Westar Energy, Inc.	4,220	96,089
WGL Holdings, Inc.	2,129	68,256
Wisconsin Energy Corp.	5,048	222,062
		3,999,763

TOTAL COMMON STOCK (Cost: $42,908,769) 95.8%		44,055,525

* Non-Income Producing Security

9

SHORT-TERM DEBT	Rate(%)	Maturity	Amount($)	Value($)

U. S. GOVERNMENT (0.4%)
U.S. Treasury Bill	2.16	05/15/08	200,000	199,469
				199,469
U.S. GOVERNMENT / AGENCY (3.5%)
Federal Home Loan Bank	1.50	04/01/08	1,600,000	1,600,000
				1,600,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $1,799,469) 3.9%				1,799,469

TEMPORARY CASH INVESTMENTS** 0.2%				81,000

TOTAL INVESTMENTS (Cost:44,789,238) 99.9%				45,935,994

OTHER NET ASSETS 0.1%				47,221

NET ASSETS 100.0%				$45,983,215

**The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%.

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Mid-Cap Equity Index Fund were as follows:

UnrealizedAppreciation	$7,838,996
Unrealized Depreciation	(7,100,347)
Net	$738,649
Cost of Investments	$45,197,345

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

5 S&P 500 Stock Index Futures Contracts	June 2008	$1,953,750	$9,750

Face value of futures purchased and outstanding as percentage of total investments in securities: 4.3%

10

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Schnitzer Steel Inds Inc -A	308	21,874
Louisiana-Pacific Corp.	3,827	35,132
		57,006
CONSUMER, CYCLICAL (16.5%)
Animal Health Intl.*	1,040	11,378
Audiovox Corp. Cl A*	4,391	46,896
Belo Corporation	2,609	27,577
Casey’s General Stores, Inc.	1,480	33,448
Collective Brands Inc*	2,283	27,670
Crown Holdings, Inc.*	4,911	123,561
CSK Auto Corp*	993	9,245
Hartmarx Corp.*	781	2,281
Landry’s Restaurant, Inc.	1,669	27,171
Modine Manufacturing Co.	1,668	24,169
Nexstar Broadcasting Group-A*	902	5,322
Old Dominion Freight Line*	1,253	39,883
Pep Boys-Manny, Moe & Jack	3,660	36,454
Rent-A-Center, Inc.*	1,889	34,663
THQ, Inc.*	927	20,209
Tupperware Corp.	2,591	100,220
Wolverine World Wide, Inc.	1,615	46,851
		616,998
CONSUMER, NON-CYCLICAL (6.8%)
Conmed Corp.*	517	13,256
Flowers Foods, Inc.	1,328	32,868
Great Atlantic & Pac. Tea, Inc*	1,618	42,424
Longs Drug Stores Corp.	874	37,110
Mueller Industries, Inc.	2,429	70,077
Vector Group, Ltd.	3,453	60,738
		256,473
ENERGY (5.2%)
CNX Gas Corp.*	1,096	35,379
Northwest Natural Gas	577	25,065
Superior Well Services Inc*	885	19,355
T-3 Energy Services Inc.*	817	34,772
Unisource Energy Corp.	1,460	32,500
W&T Offshore Inc	1,374	46,867
		193,938
FINANCIAL (24.1%)
Ashford Hospitality Trust	5,867	33,325
Asta Funding Inc.	589	8,205
Bank Mutual Corp.	4,096	43,991
Banner Corporation	174	4,009
Brookline Bankcorp	4,647	53,348
Capital Lease Funding, Inc.	713	5,540
Columbia Banking System	334	7,475
Ellington Finance LLC-144A*	1,700	34,000

1

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
FBR Capital Markets Corp.*	2,780	18,765
First Niagara Financial Grp.	3,375	45,866
First State Bank Corporation	430	5,758
Glacier Bancorp, Inc.	2,064	39,567
Highwoods Properties, Inc.	1,102	34,239
Iberia Bank Corp.	802	35,489
Ishares	970	66,241
Ishares	1,010	66,226
Medical Properties Trust Inc	2,005	22,697
Meruelo Maddux Prop., Inc.*	2,300	5,842
Mid-America Apt. Communities	526	26,216
Nara Bancorp Inc.	1,290	16,757
National Financial Partners	1,175	26,402
NATL PENN BCSHS INC	2,212	40,236
NewAlliance Bankshare	3,893	47,728
Pennsylvania REIT	690	16,829
Phoenix Companies, Inc.	1,683	20,549
Proassurance Corp.*	590	31,760
Redwood Trust Inc.	166	6,034
Seabright Insurance Hldgs*	1,670	24,599
Sws Group, Inc.	1,730	21,158
S.Y. Bancorp Inc.	890	20,684
Trico Bancshares	358	6,197
Taylor Capital Gowth, Inc.	564	9,261
Westamerica Bancorp	860	45,236
Westfield Financial Inc.	1,420	13,873
		904,102
HEALTHCARE (2.6%)
Alphatec Holdings Inc.*	1,550	7,781
American Medical Sys. Hldgs.*	1,110	15,751
Conceptus, Inc.*	890	16,518
Enzon, Inc.*	6,122	56,384
		96,434
INDUSTRIAL (17.0%)
Alaska Air Group, Inc.*	1,715	33,648
Allis-Chalmers Corp*	165	2,275
American Italian Pasta Co.*	4,302	23,446
Baldor Electric Company	887	24,836
Benchmark Electronics*	697	12,511
Consolidated Communcations	880	13,314
Cornell Corrections, Inc.*	1,140	25,604
Felcor Lodging Trust, Inc.	1,691	20,343
Flotek Industries, Inc.*	1,670	24,365
Genesee & Wyoming, Inc. Cl A*	1,131	38,906
Healthcare Services Group	1,650	34,046
Horsehead Holding Corp.*	1,997	23,125
Ladish Co Inc*	918	33,048
Littelfuse, Inc.*	915	31,998
MKS Instruments, Inc.*	1,471	31,479

2

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Perini Corp.*	1,327	48,077
Sauer-Danfoss Inc.	2,024	44,811
Siligan Holdings, Inc.	1,234	61,243
Taseko Mines Ltd.*	10,203	52,035
Trico Marine Services, Inc.*	1,091	42,516
Usec Inc.*	4,298	15,903
		637,529
TECHNOLOGY (11.1%)
Anixter International, Inc.*	622	39,833
CommScope, Inc.*	867	30,198
Electronics For Imaging, Inc.*	1,190	17,755
FormFactor, Inc.*	440	8,404
Informatica Corp.*	1,976	33,711
Lin TV Corp.*	1,622	15,587
Marlin Business Services*	2,505	18,913
Microsemi Corp.*	804	18,331
Parametric Technology Corp.*	1,504	24,034
Perot Systems Corp. Cl A*	1,520	22,861
Semtech Corp.*	1,070	15,333
Sybase, Inc.*	426	11,204
Syniverse Holdings, Inc.*	1,046	17,426
Tech Data Corp.*	1,447	47,462
Technitrol, Inc.	1,760	40,709
Tibco Software, Inc.*	3,570	25,490
Trident Microsystems*	980	5,047
Websense, Inc.*	1,242	23,288
		415,586
TELECOMMUNICATIONS (1.9%)
Cincinnati Bell, Inc.*	4,506	19,196
Gray Television Inc.	2,115	12,034
Iowa Telecomunications Service	2,194	38,900
		70,130
UTILITIES (3.8%)
Avista Corp.	1,490	29,144
Black Hills Corp.	679	24,295
PNM Resources, Inc.	1,615	20,139
Sierra Pacific Resources	2,132	26,927
Westar Energy, Inc.	1,892	43,077
		143,582

TOTAL COMMON STOCK (Cost: $3,988,712) 90.5%		3,391,778

* Non-Income Producing Security

3

SHORT-TERM DEBT	Rate(%)	Maturity	Amount($)	Value($)

U.S. GOVERNMENT / AGENCY (12.0%)
Federal Home Loan Bank	1.50	04/01/08	450,000	450,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $450,000) 12.0%				450,000

TOTAL INVESTMENTS (Cost: 4,438,712) 102.5%				3,841,778

OTHER NET ASSETS -2.5%				(92,814)

NET ASSETS 100.0%				$3,748,964

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Small Cap Value Fund were as follows:

UnrealizedAppreciation	$98,436
Unrealized Depreciation	(722,834)
Net	$(624,398)
Cost of Investments	$4,466,176

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Darling International Inc*	2,653	34,356
		34,356
CONSUMER, CYCLICAL (13.1%)
AAR Corp*	1,651	45,023
Aeropostale, Inc.*	775	21,010
Animal Health Intl.*	1,458	15,951
ArvinMeritor, Inc.	2,668	33,377
California Pizza Kitchen Inc*	1,947	25,525
Collective Brands Inc*	1,113	13,490
Crown Media Holdings Cl A*	1,597	8,256
Gymboree Corp.*	418	16,670
Harris Interactive*	2,457	6,708
L-1 Identity Solutions Inc.*	1,699	22,597
Measurement Seciallties, Inc.*	680	11,880
New Oriental Education*	233	15,112
Old Dominion Freight Line*	500	15,915
P.F. Changs China Bistro, Inc.*	789	22,439
Premiere Global Services Inc.*	1,121	16,075
Sonic Corp.*	1,645	36,256
Strayer Education Inc.	116	17,690
Sunopta*	3,931	20,048
THQ, Inc.*	541	11,794
Tupperware Corp.	752	29,087
Wolverine World Wide, Inc.	1,076	31,215
		436,118
CONSUMER, NON-CYCLICAL (10.9%)
Alkermes, Inc.*	1,064	12,640
Andersons Inc.	313	13,963
Chattem, Inc.*	213	14,130
Chiquita Brands Intl., Inc.*	1,405	32,470
Dynamex, Inc.*	542	13,713
Flowers Foods, Inc.	850	21,038
FTI Consulting Inc*	658	46,744
Great Atlantic & Pac. Tea, Inc*	653	17,122
Hologic, Inc.*	770	42,812
Longs Drug Stores Corp.	925	39,276
Owens & Minor, Inc	505	19,867
Pediatrix Medical Group, Inc.*	270	18,198
Phase Forward, Inc.*	904	15,440
Realty Income Corporation	1,060	27,157
Watson Wyatt Worldwide Inc	499	28,318
		362,888
ENERGY (5.8%)
Alpha Natural Resources Inc*	478	20,764
Atwood Oceanics Inc*	250	22,930
Concho Resources Inc.*	628	16,102
Energysolutions Inc.	676	15,507

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Hercules Offshore Inc*	791	19,870
Itron, Inc.*	175	15,790
Penn Virginia Corp	497	21,913
T-3 Energy Services Inc.*	1,437	61,159
		194,035
FINANCIAL (5.3%)
American Public Education*	365	11,085
Glacier Bancorp, Inc.	1,111	21,298
Lazard, Ltd. Cl A*	862	32,928
Nationwide Health Pptys., Inc.	325	10,969
NewAlliance Bankshare	1,075	13,180
Stifel Financial Corp.*	349	15,670
TNS INC*	848	17,503
Tower Group, Inc.	677	17,040
Westamerica Bancorp	674	35,452
		175,125
HEALTHCARE (9.5%)
Alexion Pharmaceuticals Inc*	293	17,375
Allscripts Healthcare Solution*	1,178	12,157
Alnylam Pharmaceuticals, Inc.*	658	16,055
Alphatec Holdings Inc.*	1,775	8,911
American Medical Sys. Hldgs.*	2,144	30,423
Biomarin Pharmaceutical Inc.*	546	19,312
Conceptus, Inc.*	666	12,361
EV3 Inc*	1,978	16,101
Icon Spon ADR*	633	41,075
Myriad Genetics Inc.*	326	13,135
Onyx Pharmaceuticals Inc*	341	9,899
OSI Pharmaceuticals, Inc.*	343	12,825
Psychiatric Solutions*	565	19,165
Rigel Pharmaceuticals, Inc.*	379	7,072
Sciele Pharma, Inc.*	843	16,439
Seattle Genetics, Inc.*	1,644	14,960
Varian, Inc.*	829	48,016
		315,281
INDUSTRIAL (26.8%)
Abiomed Inc.*	900	11,826
Actuant Corp. Cl A	830	25,074
Allis-Chalmers Corp*	3,072	42,363
Astec Industries Inc.*	861	33,372
Baldor Electric Company	409	11,452
Barnes Group Inc*	747	17,144
Bucyrus International , Inc.	274	27,852
Cepheid Inc.*	478	11,658
Consolidated Communcations	1,520	22,998
Curtis Wright Corp. Cl B	534	22,150
DeVry, Inc.	721	30,167
Dril-Quip,Inc.*	468	21,748

2

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
DXP Enterprises Inc.*	318	12,493
FLIR Systems Inc.*	1,045	31,444
Flotek Industries, Inc.*	618	9,017
Genesee & Wyoming, Inc. Cl A*	1,177	40,489
Harmonic, Inc.*	3,285	24,966
Healthways Inc.*	738	26,081
HUB Group, Inc. Cl A*	931	30,621
ICO, Inc.*	2,564	17,794
Integra Lifesciences Corp.*	627	27,256
Interline Brands, Inc.*	1,004	18,624
JetBlue Airways Corp*	2,519	14,610
Ladish Co Inc*	867	31,212
Landauer, Inc.	425	21,395
Littelfuse, Inc.*	630	22,031
Magellan Health Services, Inc.*	1,089	43,222
MKS Instruments, Inc.*	714	15,280
MSCI INC-A*	614	18,267
RBC Bearings Inc*	660	24,506
Sauer-Danfoss Inc.	637	14,103
Sotheby’s (Delaware)	256	7,401
Sun Hydraulics, Inc.	350	10,245
Taseko Mines Ltd.*	5,044	25,724
Terra Industries, Inc.*	489	17,374
Vistaprint LTD*	310	10,835
Willbros Group, Inc.*	946	28,948
WMS Industries Inc*	1,174	42,229
Wright Express Corp*	971	29,839
		893,810
TECHNOLOGY (13.9%)
Ansys, Inc.*	728	25,131
Arris Group, Inc.*	2,409	14,020
Data Domain Inc.*	575	13,685
Equinix Inc*	272	18,085
Illumina Inc.*	597	45,312
Informatica Corp.*	1,667	28,439
Microsemi Corp.*	1,677	38,236
Netlogic Microsystems, Inc.*	1,277	30,827
Nuance Communications Inc.*	1,061	18,472
Omniture Inc.*	650	15,087
Priceline.Com Inc.*	160	19,338
Rightnow Tecnologies*	1,664	19,802
Semtech Corp.*	1,277	18,299
SPSS, Inc.*	498	19,312
Synaptics, Inc.*	537	12,824
Syniverse Holdings, Inc.*	1,369	22,808
ValueClick , Inc.*	1,540	26,565
Viasat, Inc.*	1,924	41,782
Websense, Inc.*	1,814	34,013
		462,037

3

	Shares	Value($)
COMMON STOCKS:
UTILITIES (0.3%)
Paetec Holding*	1,650	10,989

TOTAL COMMON STOCK (Cost: $3,136,968) 86.6%		2,884,639

* Non-Income Producing Security

SHORT-TERM DEBT	Rate(%)	Maturity	Amount($)	Value($)

U.S. GOVERNMENT / AGENCY (13.2%)
Federal Home Loan Bank	1.50	04/01/08	440,000	440,000
				440,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $440,000) 13.2%				440,000

TOTAL INVESTMENTS (Cost: 3,576,968) 99.8%				3,324,639

OTHER NET ASSETS 0.2%				7,794

NET ASSETS 100.0%				$3,332,433

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Small Cap Growth Fund were as follows:

UnrealizedAppreciation	$155,267
Unrealized Depreciation	(416,310)
Net	$(261,043)
Cost of Investments	$3,585,682

4

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U. S. GOVERNMENT (8.6%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,799,545
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,665,411
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,021,478
					4,486,434

U.S. GOVERNMENT AGENSIES (48.2%)
MORTGAGE-BACKED OBLIGATIONS (39.6%)
FNMA	AAA	5.50	03/01/21	245,368	251,195
FNMA	AAA	5.50	10/01/18	182,426	187,030
FHARM	AAA	5.27	02/01/36	391,629	394,362
FHARM	AAA	5.45	05/01/37	539,910	546,582
FHARM	AAA	5.26	04/01/37	292,409	297,944
FHLMC	AAA	5.79	03/01/37	335,929	339,701
FHLMC	AAA	6.00	07/15/29	278,390	288,743
FHLMC	AAA	5.43	04/01/37	268,428	273,042
FNMA	AAA	5.50	09/01/34	810,671	820,414
FNMA	AAA	5.00	06/01/33	726,898	721,464
FNMA	AAA	5.00	11/01/33	551,862	547,736
FNMA	AAA	6.50	09/01/37	508,721	527,312
FNMA	AAA	5.50	06/01/37	479,303	484,291
FNMA	AAA	6.00	08/01/37	443,006	454,218
FNMA	AAA	6.00	10/01/34	400,126	411,306
FNMA	AAA	5.00	09/01/35	409,350	405,752
FNMA	AAA	6.00	01/01/25	387,536	399,349
FNMA	AAA	5.50	10/01/33	388,563	393,518
FNMA	AAA	6.00	12/01/36	353,020	362,043
FNMA	AAA	5.00	10/01/20	350,391	354,475
FNMA	AAA	6.00	09/01/34	331,312	340,570
FNMA	AAA	5.50	11/01/35	335,887	339,751
FNMA	AAA	6.50	09/01/36	326,211	335,101
FNMA	AAA	5.50	08/01/35	323,632	327,355
FNMA	AAA	5.00	04/01/35	329,249	326,355
FNMA	AAA	6.00	05/01/37	317,638	322,499
FNMA	AAA	6.00	05/01/33	311,974	321,209
FNMA	AAA	5.50	08/01/25	302,383	307,588
FNMA	AAA	5.00	04/01/18	298,525	302,756
FNMA	AAA	6.00	01/01/37	295,080	302,622
FNMA	AAA	4.00	05/01/19	303,642	297,297
FNMA	AAA	6.00	11/01/34	286,764	294,777
FNMA	AAA	5.50	04/01/35	286,621	289,918
FNMA	AAA	5.50	07/01/34	282,059	285,449
FNMA	AAA	5.50	07/01/33	281,679	285,271
FNMA	AAA	4.50	06/01/19	275,786	275,318
FNMA	AAA	4.50	06/01/34	271,592	262,331
FNMA	AAA	6.00	04/01/23	237,719	245,357
FNMA	AAA	4.50	05/01/19	240,375	239,967

1

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	5.00	06/01/35	225,237	223,257
FNMA	AAA	5.50	09/01/34	211,703	214,247
FNMA	AAA	5.50	02/01/35	206,411	208,892
FNMA	AAA	6.50	07/01/34	183,550	190,716
FNMA	AAA	4.50	05/01/18	190,026	189,925
FNMA	AAA	5.50	02/01/35	185,920	188,059
FNMA	AAA	6.00	02/25/47	172,296	174,773
FNMA	AAA	5.00	04/01/34	171,581	170,199
FNMA	AAA	5.50	09/01/33	159,096	161,124
FNMA	AAA	5.50	03/01/34	155,177	157,156
FNMA	AAA	5.00	03/01/34	156,655	155,484
FNMA	AAA	6.00	12/01/37	149,573	153,359
FNMA	AAA	5.00	09/01/18	142,629	144,651
FNMA	AAA	5.50	10/01/34	142,549	144,262
FNMA	AAA	4.50	05/01/34	137,091	132,416
FNMA	AAA	6.50	09/01/34	119,851	124,530
FNMA	AAA	5.00	04/01/34	112,520	111,613
FNMA	AAA	5.50	09/01/19	105,378	107,969
FNMA	AAA	5.50	03/01/34	89,801	90,946
FNMA	AAA	4.50	02/01/19	87,806	87,657
FNMA	AAA	6.50	06/01/17	64,995	68,135
FNMA	AAA	6.50	07/01/32	57,189	59,617
FNMA	AAA	6.50	05/01/32	53,009	55,260
FNMA	AAA	6.50	05/01/32	52,805	55,047
FNMA	AAA	6.00	05/01/32	49,946	51,478
FNMA	AAA	6.00	04/01/32	44,778	46,152
FNMA	AAA	5.50	06/01/17	40,797	41,874
FNMA	AAA	6.50	04/01/32	37,465	39,056
FNMA	AAA	7.00	04/01/32	36,422	38,705
FNMA	AAA	7.50	02/01/32	25,818	27,844
FNMA	AAA	6.00	03/01/32	26,654	27,501
FNMA	AAA	6.00	04/01/32	24,488	25,239
FNMA	AAA	6.50	03/01/17	21,598	22,641
FNMA	AAA	5.50	05/01/17	17,279	17,736
FNMA	AAA	7.00	11/01/31	16,053	17,077
FNMA	AAA	5.50	04/01/17	16,576	17,014
FNMA	AAA	5.50	05/01/17	15,848	16,266
FNMA	AAA	7.00	09/01/31	14,433	15,354
FNMA	AAA	8.00	04/01/32	11,677	12,652
FNMA	AAA	7.50	06/01/32	11,563	12,446
FNMA	AAA	7.50	04/01/32	10,377	11,170
FNMA	AAA	6.50	05/01/17	10,042	10,527
FNMA	AAA	8.00	03/01/31	8,111	8,791
FNMA	AAA	6.50	09/01/16	8,235	8,643
FNMA	AAA	7.50	06/01/31	7,561	8,162
FNMA	AAA	7.00	06/01/32	3,458	3,674

2

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	8.00	04/01/32	2,969	3,217
Freddie Mac	AAA	6.00	03/15/32	300,000	310,097
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,119,964
GNMA (1)	AAA	6.50	10/15/31	22,584	23,603
GNMA (1)	AAA	7.00	05/15/31	14,939	15,956
GNMA (1)	AAA	6.50	12/15/31	7,385	7,718
GNMA (1)	AAA	6.50	05/15/32	6,857	7,156
GNMA (1)	AAA	7.00	09/15/31	5,066	5,411
GNMA (1)	AAA	6.50	04/15/31	4,779	4,995
GNMA (1)	AAA	7.00	05/15/32	4,028	4,302
GNMA (1)	AAA	7.00	09/15/31	742	793
					20,514,476
NON-MORTGAGE-BACKED OBLIGATIONS(8.6%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,293,231
FHLMC	AAA	5.20	03/05/19	3,000,000	3,053,079
Health Care REIT Inc	BBB-	8.00	09/12/12	100,000	103,274
					4,449,584
BASIC MATERIALS (2.4%)
International Paper Co.	BBB	4.25	01/15/09	250,000	249,911
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	244,398
PolyOne Corp.	B+	7.50	12/15/15	250,000	220,000
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	280,359
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	261,175
					1,255,843
CONSUMER, CYCLICAL (9.6%)
Arizona Public Service Co	BBB-	6.50	03/01/12	250,000	260,296
Belo Corporation	BB+	8.00	11/01/08	250,000	254,408
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	232,041
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	250,000	249,679
Daimlerchrysler	BBB+	4.05	06/04/08	100,000	100,037
Ethan Allen Interiors	BBB+	5.38	10/01/15	250,000	241,978
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	191,410
Fruit of the Loom	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	234,986
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	250,803
Kellwood, Co.	BB-	7.88	07/15/09	250,000	246,250
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	528,952
Leggett & Platt	A	4.70	04/01/13	250,000	260,031
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	247,051
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	501,895
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	236,250
RadioShack Corp.	BB	7.38	05/15/11	250,000	258,750
Scholastic Corp.	BB	5.00	04/15/13	250,000	213,109
Wendy’s International, Inc.	BB-	6.25	11/15/11	200,000	199,000

3

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, CYCLICAL (Cont’d)
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	259,120
					4,966,053
CONSUMER, NON-CYCLICAL (2.9%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	260,686
Hershey Food Corp.	A	4.85	08/15/15	250,000	245,004
Kraft Foods Inc.	BBB+	5.25	10/01/13	250,000	249,996
Kroger Co.	BBB-	4.95	01/15/15	250,000	239,007
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	260,170
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	264,855
					1,519,718
ENERGY (3.0%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	247,356
Noble Corporation	A-	7.50	03/15/19	250,000	301,027
PPL Energy Supply Llc.	BBB	5.70	10/15/15	250,000	241,395
Premco Refining Group	BBB	7.50	06/15/15	250,000	261,785
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	249,101
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	250,000	246,518
					1,547,182
FINANCIAL (11.2%)
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	257,570
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	233,527
Capital One Bank	A-	5.75	09/15/10	250,000	242,873
Colonial Properties Tr.	BBB-	4.80	04/01/11	200,000	189,323
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	196,422
First Industrial LP	BBB	6.88	04/15/12	250,000	251,822
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	461,355
Ford Motor Credit Co.	B	7.38	10/28/09	250,000	227,783
Fosters Fin. Corp.	BBB	6.88	06/15/11	500,000	548,509
Fst Hor MtgTr	AAA	5.00	06/25/33	383,531	382,355
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	151,623
GE Capital Corp.	AAA	5.45	01/15/13	500,000	523,694
GMAC	BB+	0.00	12/01/12	500,000	229,925
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	250,000	223,017
Health Care Property	BBB	4.88	09/15/10	250,000	246,821
Lincoln National Corp.	A+	5.65	08/27/12	200,000	203,922
Markel Corp.	BBB-	6.80	02/15/13	150,000	156,797
Markel Corp.	BBB-	7.00	05/15/08	100,000	100,437
Prologis Trust	BBB+	5.50	04/01/12	250,000	250,616
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	256,347
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	274,795
SLM Corp.	BBB+	4.00	01/15/09	250,000	225,106
					5,834,639
HEALTHCARE (2.0%)
Allergan, Inc.	A	5.75	04/01/16	250,000	257,582
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	249,247

4

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
HEALTHCARE (Cont’d)
WellPoint, Inc.	A-	4.25	12/15/09	250,000	249,591
Wyeth	A+	5.50	03/15/13	250,000	264,727
					1,021,147
INDUSTRIAL (6.4%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	250,000	247,412
Bunge, Ltd.	BBB-	5.35	04/15/14	250,000	253,336
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	250,000	229,843
Fisher Scientific Intl.	BBB	6.13	07/01/15	250,000	248,984
Lafarge Corp.	BBB	6.50	07/15/08	200,000	201,446
Masco Corp.	BBB+	5.88	07/15/12	200,000	201,605
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	250,000	266,449
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	849,649
Southwest Airlines Co.	A-	5.25	10/01/14	250,000	242,110
Steelcase	BBB-	6.50	08/15/11	250,000	267,831
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	318,509
					3,327,174
TECHNOLOGY (1.0%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	257,801
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	260,971
					518,772
TELECOMMUNICATIONS (0.8%)
Alltel Corp.	B-	7.00	03/15/16	250,000	180,000
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	229,375
					409,375
UTILITIES (2.3%)
Duke Energy Corp.	A	4.50	04/01/10	250,000	256,104
Kinder Morgan	BB-	5.15	03/01/15	250,000	230,000
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	200,000	200,896
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	256,505
Virginia Elect.& Pwr.	A-	4.50	12/15/10	250,000	256,526
					1,200,031

TOTAL LONG TERM DEBT SECURITIES (Cost: $50,642,199) 98.4%					51,050,428

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)

COMMERCIAL PAPER (1.2%)
Baker Hughes Inc	2.45	04/01/08	648,000	648,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $648,000) 1.2%				648,000

TOTAL INVESTMENTS (Cost: 51,290,198.69) 99.6%				51,698,428

OTHER NET ASSETS 0.4%				203,954

NET ASSETS 100.0%				$51,902,382

5

Abrreviations:     FHARM = Federal Home Adjustable Rate Mortgage

    FHLMC = Federal Home Loan Mortgage Corporation

    FNMA = Federal National Mortgage Association

    GNMA = Government National Mortgage Association

*	Rating as per Standard & Poor’s Corporation
(1)	U.S. Government guaranteed security

The total value of investments not rated or below-investment grade was 5,508,431, or 10.65% of the Fund’s investments as of March 31, 2008

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Bond Fund were as follows:

UnrealizedAppreciation	$1,088,518
Unrealized Depreciation	(680,289)
Net	$408,229
Cost of Investments	$51,290,199

6

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

SHORT-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (24.4%)
Federal Home Loan Bank	AAA	2.77	04/25/08	7,005,000	6,997,295
Federal Home Loan Bank	AAA	2.77	04/25/08	7,000,000	6,987,020
Federal Home Loan Bank	AAA	2.50	04/04/08	4,299,000	4,298,103
Federal Home Loan Bank	AAA	2.56	06/13/08	140,000	139,272
Federal Farm Credit Corp.	AAA	2.82	04/09/08	500,000	499,685
Freddie Mac	AAA	2.71	05/27/08	4,000,000	3,983,092
Freddie Mac	AAA	2.78	04/04/08	1,000,000	999,767
					23,904,234
COMMERCIAL PAPER (75.5%)
AT&T INC	A-1	2.57	04/18/08	3,500,000	3,495,746
AT&T INC	A-1	2.38	04/02/08	330,000	329,978
American Express Cr.	A-1	2.98	04/18/08	1,150,000	1,148,376
American Express Cr.	A-1	2.99	05/23/08	600,000	597,401
American Express Cr.	A-1	3.03	05/28/08	600,000	597,114
American Express Cr.	A-1	2.51	07/22/08	500,000	496,093
American Express Cr.	A-1	2.53	06/18/08	400,000	397,805
American Express Cr.	A-1	2.98	05/30/08	300,000	298,531
American Express Cr.	A-1	3.00	04/04/08	200,000	199,950
Archer Daniels Midland	A-1	2.92	06/05/08	1,700,000	1,691,161
Archer Daniels Midland	A-1	2.90	05/02/08	700,000	698,248
Archer Daniels Midland	A-1	3.05	04/08/08	420,000	419,750
Archer Daniels Midland	A-1	3.08	05/06/08	400,000	398,796
Archer Daniels Midland	A-1	2.72	06/20/08	290,000	288,244
Baker Hughes Inc	A-1	2.25	05/02/08	3,500,000	3,493,217
Becton Dickinson & Co.	A-1	2.25	04/21/08	417,000	416,479
Chevron Funding	A-1	2.80	04/03/08	500,000	499,922
Coca-Cola Co.	A-1	2.65	04/09/08	3,500,000	3,497,935
ConocoPhillips	A-1	2.40	04/04/08	3,500,000	3,499,300
Danaher Corp	A-1	2.30	04/04/08	3,000,000	2,999,425
Danaher Corp	A-1	2.25	04/30/08	500,000	499,094
Eaton Corp.	A-1	2.73	05/16/08	2,000,000	1,993,165
Eaton Corp.	A-1	2.90	04/14/08	1,040,000	1,038,909
Eaton Corp.	A-1	2.32	05/16/08	400,000	398,839
Eaton Corp.	A-1	2.30	06/12/08	258,000	256,812
Genentech Inc	A-1+	2.28	04/08/08	1,582,000	1,581,298
Grainger (W.W.) Inc.	A-1+	2.45	04/21/08	972,000	970,676
Grainger (W.W.) Inc.	A-1+	3.10	04/02/08	175,000	174,985
Hersheys Food Corp.	A-1	2.65	04/24/08	2,244,000	2,240,194
Hersheys Food Corp.	A-1	2.53	04/24/08	700,000	698,867
Lowe’s Companies Inc.	A-1	2.63	04/07/08	1,400,000	1,399,385
Madison Gas & Electric	A-1+	2.25	04/25/08	829,000	827,756
Medtronic, Inc.	A-1+	2.35	04/23/08	600,000	599,138
National Rural Utilities	A-1	2.82	04/08/08	1,500,000	1,499,175
National Rural Utilities	A-1	2.78	04/08/08	1,000,000	999,458

1

SHORT-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
COMMERCIAL PAPER (Cont’d)
National Rural Utilities	A-1	2.73	04/10/08	1,000,000	999,316
Nestle Capital Corp.	A-1+	2.75	05/23/08	2,900,000	2,888,449
Nestle Capital Corp.	A-1+	2.25	05/22/08	251,000	250,199
Nestle Capital Corp.	A-1+	2.67	05/30/08	250,000	248,904
NetJets, Inc.	A-1+	2.52	04/29/08	1,457,000	1,454,140
NetJets, Inc.	A-1+	2.55	04/28/08	1,401,000	1,398,316
NetJets, Inc.	A-1+	2.30	04/01/08	700,000	700,000
New Jersey Natural Gas	A-1	2.27	04/14/08	1,500,000	1,498,770
Pepsi Bottling Group Inc.	A-1	2.30	04/24/08	3,600,000	3,594,708
Pfizer, Inc.	A-1+	2.58	06/05/08	2,000,000	1,990,865
Pfizer, Inc.	A-1+	2.70	04/08/08	1,000,000	999,474
Siemens Capital Co. Llc.	A-1+	2.25	04/30/08	3,500,000	3,493,654
Stanley Works	A-1	2.40	05/09/08	3,000,000	2,992,392
Stanley Works	A-1	2.35	05/09/08	494,000	492,773
Toyota Motor Credit Corp.	A-1+	2.15	05/02/08	1,475,000	1,472,267
Toyota Motor Credit Corp.	A-1+	2.30	05/02/08	750,000	748,514
Toyota Motor Credit Corp.	A-1+	2.25	06/16/08	750,000	746,483
Toyota Motor Credit Corp.	A-1+	2.81	05/30/08	500,000	497,692
Wal-Mart Stores	A-1+	2.70	04/14/08	3,400,000	3,396,678
Washington Gas Light Co.	A-1	2.55	04/01/08	3,500,000	3,500,000
					74,004,816

TOTAL INVESTMENTS (Cost: 97,904,511.18) 99.9%					97,909,050

OTHER NET ASSETS 0.1%					97,713

NET ASSETS 100.0%					$98,006,763

* Rating as per Standard & Poor’s Corporation

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Money Market Fund were as follows:

UnrealizedAppreciation	$4,539
Unrealized Depreciation	—
Net	$4,539
Cost of Investments	$97,904,511

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 20, 2008

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 20, 2008